[GRAPHIC:  U.S. GLOBAL INVESTORS, INC. LOGO]
[GRAPHIC:  FASCADE OF THE GLOBE ON A BLUE BACKGROUD WITH A GOLDEN ARROW]

                                                     U.S. GLOBAL INVESTORS FUNDS
                                            SEMI-ANNUAL REPORT DECEMBER 31, 1997

U.S. GLOBAL INVESTORS FUNDS

SEMI-ANNUAL REPORT
DECEMBER 31, 1996 (Unaudited)

         TABLE OF CONTENTS                                                 PAGE

LETTER TO SHAREHOLDERS
        Frank E. Holmes, President ........................................    2
PORTFOLIO OF INVESTMENTS
         U.S. Gold Shares Fund ............................................   15
         U.S. Global Resources Fund .......................................   17
         U.S. World Gold Fund .............................................   22
         China Region Opportunity Fund ....................................   27
         U.S. Treasury Securities Cash Fund ...............................   32
         U.S. Government Securities Savings Fund ..........................   33
         U.S. Tax Free Fund ...............................................   35
         United Services Near-Term Tax Free Fund ..........................   40
         U.S. All American Equity Fund ....................................   43
         U.S. Income Fund .................................................   48
         U.S. Real Estate Fund ............................................   52
         United Services Intermediate Treasury Fund .......................   55
Notes to Portfolio of Investments .........................................   56
Statements of Assets and Liabilities ......................................   62
Statements of Operations ..................................................   68
Statements of Changes in Net Assets for the Year Ended
         June 30, 1996 ....................................................   74
Statements of Changes in Net Assets for the 6 Months Ended
         December 31, 1996 ................................................   80
Notes to Financial Statements .............................................   86
Financial Statements ......................................................   92

Shareholder Services
         1-800-873-8637
         1-210-308-1222

----------
Like other mutual funds, fund shares are not insured, guaranteed, or sponsored by the United States government.

DEAR SHAREHOLDER,

     U.S. Global Investors is a unique, entrepreneurial and dynamic investment company where the adventurous can discover a diverse collection of investment opportunities from around the globe. These investments are managed by sophisticated specialists who are inspired by performance and are passionate in their pursuit of profits for our shareholders who entrust us with their money.
     This was an exceptional year for U.S. Global Investors and for the shareholders of our funds. Our U.S. All American Equity Fund, U.S. Global Resources Fund, U.S. World Gold Fund, Bonnel Growth Fund,(1) China Region Opportunity Fund, U.S. Government Securities Savings Fund and both tax-free funds rewarded shareholders with superior performance in 1996.
     We reached the milestone of guiding more funds than ever before to 4- and 5-star rankings from Morningstar.(2) And after rewarding shareholders with seven consecutive years of high yields, our U.S. Government Securities Savings Fund topped 1996 with yet another #1 ranking for 5-year performance, according to Lipper Analytical Services.(3)
     Our only frustration and disappointment has been the U.S. Gold Shares Fund. The devaluation of the Rand by 30% last year took the wind out of the sails of the Fund, which in Rand terms actually increased in value. Since we cannot control the destiny of South Africa, we expanded the Fund's focus to include more non-South African senior mining companies. The U.S. World Gold Fund demonstrates our proven success in growth stock picking within the gold sector.
     On the pages immediately following my letter you'll find a concise analysis of the factors which affected fund performance over the past calendar year. Also included are top fund holdings and fund diversification diagrams. Then you'll find a more detailed report on fund performance and portfolio holdings.
     We've made several improvements to this year's semi-annual report and we're already planning additional enhancements for the fund's annual report which will be available next August. I trust you'll find this document easier to read and more informative. Even so, financial reports can be daunting to the novice and seasoned investor alike. So if you have any questions about the facts and figures contained within these pages, don't hesitate to call our Shareholder Education & Service Center at 1-800-US-FUNDS.
     In addition to giving you superior fund performance, one of our aspirations for 1997 is to help you maximize your investment experience at U.S. Global Investors. We want the pursuit of your financial goals to be enlightening and entertaining as well as profitable. With this mission in mind, we've unveiled a new and improved version of the Shareholder Report which you should have discovered in your mailbox recently. I think you'll find it is not the typical communique from a fund company. It's lively, educational, personal and interactive. To further strengthen our communication with you, we've added a new telephone service called Portfolio Direct. This gives you an opportunity to listen in on the insights of our fund managers. Simply call 1-800-US FUNDS and select option 6 from the menu.
     Over the years, I've had the privilege of meeting many of you at shareholder meetings and investment conferences. I recall your kind words and constructive criticisms. If you call us regularly, our investor representatives probably know your voice and remember your name before you say it. Getting to know our shareholders and helping them reach their goals is what we enjoy. If you haven't already, I hope that you'll get to know U.S. Global. Not only our funds and our performance, but our people.

[GRAPHIC:  FULL-LENGTH PHOTO OF FRANK E. HOLMES]

     Call us to discuss strategies for saving regularly, solutions for taking the guesswork out of timing investment decisions, opportunities for reducing risk and seeking growth. For those of you who are on-line, you may wish to send us e-mail messages at shsvc@usfunds.com or visit our web site at
www.usfunds.com. When you get an invitation to a shareholder meeting or investment conference, take us up on it. And if you should travel to San Antonio for business or pleasure, plan to visit us. We'll be happy to arrange a tour of our facility and introduce you to those people who grow, protect and service your money.


Bullish wishes,


/s/ Frank Holmes

FRANK HOLMES
President & CEO
U.S. Global Investors Funds

P.S. The key to successful investing is regular investing. You may make additional investments in amounts of $50 or more. Call 1-800-US-FUNDS to purchase shares by telephone.

U.S. GOLD SHARES FUND

[GRAPHIC:  PIE CHART PLOTTED FROM THE FOLLOWING DATA]

Developing and Exploration Mines ......       1.00%
Gold/Uranium Mines ....................      22.90%
Long-Life Gold Mines ..................      20.54%
Medium-Life Gold Mines ................      10.45%
Mining Finance and Investment Companies       5.70%
North American Senior Mining Companies       30.88%
Other Natural Resources ...............       0.39%
Cash, equivalents .....................       8.15%


TOP 10 HOLDINGS

                Southvaal  Holdings Ltd. ..............     11.1%
                Barrick Gold Corp. ....................      9.7%
                Beatrix Mines Ltd. ....................      7.1%
                Western Areas Gold Mining Co. Ltd. ....      6.7%
                Meridian  Gold Corp. ..................      5.9%
                The Pioneer Group Inc. ................      5.7%
                Driefontein  Consolidated Ltd. ........      5.1%
                Ashanti  Goldfields Co. Ltd. ..........      4.2%
                Avgold  Limited .......................      4.2%
                Freeport  McMoran  Copper & Gold,  Inc.      4.1%

The past calendar year has disappointed us and shareholders alike as the U.S. Gold Shares Fund has fallen in value. The depreciation of the Rand by 30% hurt the South African stocks in the portfolio, even as we shifted assets into more non-south African gold mining shares. We will continue to position the Fund in world-class, senior gold companies which add to their reserves through exploration and acquisition, increase their production and have strong management teams to grow their businesses. Companies which discover and mine more gold than competitors will succeed even when the price of the metal declines, and will reap great rewards when bullion rallies.

----------
The chart and the table above demonstrate fund holdings by industry as a percentage of total invested assets on 12/31/96. For a more complete analysis of fund holdings, please refer to the Portfolio of Investments section.

U.S. GLOBAL RESOURCES FUND

[GRAPHIC:  PIE CHART PLOTTED FROM THE FOLLOWING DATA]

Chemical Companies ...........       9.66%
Electric Utilities ...........       2.48%
Metal Mining .................       9.55%
Oil-Field Equipment & Services       3.60%
Oil & Gas ....................      57.74%
Paper Products ...............       3.45%
Precious Stones & Metals .....       3.85%
Railroads ....................       2.18%
Miscellaneous ................       4.09%
Cash, equivalents ............       3.40%


TOP 10 HOLDINGS

                         Meridian Gold Corp. ..     3.8%
                         Ensco International ..     3.1%
                         Abacan Resources Corp.     2.9%
                         Woodside Petroleum ...     2.2%
                         Ensign Resources .....     2.2%
                         Precision Drilling ...     2.2%
                         Force Energy, Inc. ...     2.1%
                         Boron Chemicals ......     1.9%
                         British Petroleum Co.      1.9%
                         Texaco Inc. ..........     1.8%

The U.S. Global Resources Fund finished the year with spectacular investment performance. In the beginning of the year, excellent stock picks in the specialty chemical and gold sectors drove the Fund upwards, while in the second half of 1996, oil and gas drilling and service companies in the portfolio maintained the Fund's rapid growth rate. Our accurate stockpicking and our selection of the right mix of energy stocks made possible the Fund's 34.11% total returns for shareholders in 1996.(4)

----------
The chart and the table above demonstrate fund holdings by industry as a percentage of total invested assets on 12/31/96. For a more complete analysis of fund holdings, please refer to the Portfolio of Investments section.

U.S.WORLD GOLD FUND

[GRAPHIC:  PIE CHART PLOTTED FROM THE FOLLOWING DATA]

Major Gold Producing Companies ..      22.23%
Gold Producing Companies ........      34.77%
Gold Development Companies ......       6.67%
Gold Exploration Companies ......      13.58%
Mining Finance ..................      17.16%
Mineral Exploration & Development       1.50%
Miscellaneous ...................       4.09%

TOP 10 HOLDINGS

Barrick Gold Corp. ........     10.5%
Delta Gold NL .............      7.6%
Greenstone Resources ......      5.9%
The Pioneer Group Inc. ....      5.6%
Franco-Nevada Mining ......      5.6%
Euro-Nevada Mining ........      5.3%
Ashanti Goldfields Co. Ltd.      4.7%
Getchell Gold Corp. .......      4.7%
Meridian Gold Corp. .......      4.1%
Newmont Mining Corp. ......      3.2%

An excellent gold discovery in the beginning of the year propelled the U.S. World Gold Fund's portfolio of junior mining companies throughout 1996. A number of smaller finds has filled the market with many juniors in control of gold deposits, but without the expertise to mine the gold. Major gold producers, we believe, will move to acquire such companies and develop these discoveries into mines. Since the Fund owns several of the most important senior stocks and many attractive juniors, we expect more great returns in 1997.

----------
The chart and the table above demonstrate fund holdings by industry as a percentage of total invested assets on 12/31/96. For a more complete analysis of fund holdings, please refer to the Portfolio of Investments section.

CHINA REGION OPPORTUNITY FUND

[GRAPHIC:  PIE CHART PLOTTED FROM THE FOLLOWING DATA]

Agriculture ..................       2.29%
Apparel/Textiles .............       4.50%
Construction Firms & Materials       3.72%
Chemicals ....................       8.01%
Computers & Electronics ......       6.14%
Finance ......................       8.48%
Holding Companies ............       5.63%
Automotive ...................       5.37%
Real Estate ..................       4.39%
Telecommunications ...........       2.10%
Transportation ...............       4.05%
Utilities ....................       4.13%
Miscellaneous ................      16.65%
Cash, equivalents, etc .......      24.53%

TOP 10 HOLDINGS

               HSBC Holdings ............................     3.5%
               Citic Pacific Ltd. .......................     3.0%
               Shanghai Petrochemical Co. Ltd. ..........     2.7%
               New World Development Co. Ltd. ...........     2.7%
               China International Marine Containers Ltd.     2.6%
               Hutchinson Whampoa, Ltd. .................     2.5%
               Qingling Motors Company Ltd. .............     2.2%
               Swire Pacific Ltd. .......................     2.2%
               Guoco Group Ltd. .........................     2.0%
               Shanghai Dazhong Taxi ....................     1.8%

We recognized that the September decline in the Chinese B share markets was only a short-term technical dip. We took advantage of the extremely attractive prices to buy a lot of quality shares. After a short period of volatility, the B share markets performed strongly--the B share stocks we bought at bottom rose 40% on average. In 1997 we will maintain our high weighting in Hong Kong and China, whose markets led the region last year. We will buy more red chips because of their ability to raise capital and the high quality of their underlying assets. And we will make careful picks among new issues, since the IPO market will have a very busy year in the China region.

----------
The chart and the table above demonstrate fund holdings by industry as a percentage of total invested assets on 12/31/96. For a more complete analysis of fund holdings, please refer to the Portfolio of Investments section.

U.S. GOVERNMENT SECURITIES SAVINGS FUND
& U.S. TREASURY SECURITIES CASH FUND

U.S. GOVERNMENT SECURITIES SAVINGS FUND

7-Day Effective Yield      5.20%
7-Day Simple Yield ..      5.08%
Days to Maturity ....   41 Days

U.S. TREASURY SECURITIES CASH FUND

7-Day Effective Yield      4.51%
7-Day Simple Yield ..      4.41%
Days to Maturity ....   40 Days

The U.S. Government Securities Savings Fund has again earned Lipper Analytical Services' Number 1 ranking for 5-year performance as of the period ended 12/31/96.3 As shareholders have earned the highest long-term yield of any government money market fund, they have also enjoyed the benefits of daily dividend income and instant liquidity. One new benefit: the free automatic bill-paying option can now be used for any dollar amount, not just those over $500. (Checks must still be written for $500 or more, however.) The U.S.
Treasury Securities Cash Fund continues to offer all the benefits of free, unlimited checkwriting privileges and a competitive yield.

----------
The tables above demonstrate fund holdings and yields on 12/31/96. For a more complete analysis of fund holdings, please refer to the Portfolio of Investments section.

U.S. TAX FREE FUND
& UNITED SERVICES NEAR-TERM TAX FREE FUND

[GRAPHIC:  PIE CHART PLOTTED FROM THE FOLLOWING DATA]

AAA/Aaa      42.20%
AA/Aa .      14.90%
A .....      33.00%
BBB/Baa       3.00%
Cash ..       6.90%

U.S. TAX FREE FUND

[GRAPHIC:  PIE CHART PLOTTED FROM THE FOLLOWING DATA]

AAA/Aaa      42.20%
AA/Aa .      14.90%
A .....      33.00%
BBB/Baa       3.00%
Cash ..       6.90%

UNITED SERVICES NEAR-TERM TAX FREE FUND

[GRAPHIC:  PIE CHART PLOTTED FROM THE FOLLOWING DATA]

AAA/Aaa      37.40%
AA/Aa .      25.90%
A .....      30.90%
BBB/Baa       3.20%
Cash ..       2.60%

U.S. Global Investors' tax-free funds performed exceedingly well last year. Both Funds have rankings for 1996 in the top quintile of municipal bond funds and hold Morningstar's 4- and 5-star one-year rankings, respectively.2 We have managed our Funds to top-notch performance while still providing low volatility and risk as well as a high level of tax-exempt current income.

----------
The charts above demonstrate fund holdings by bond rating as a percentage of total invested assets on 12/31/96. For a more complete analysis of fund holdings, please refer to the Portfolio of Investments section.

U.S. ALL AMERICAN EQUITY FUND

[GRAPHIC:  PIE CHART PLOTTED FROM THE FOLLOWING DATA]

Banks ....................       3.34%
Food & Beverages .........       6.89%
Computer Software/Hardware      13.78%
Health Care ..............      12.66%
Household products .......       2.87%
Insurance ................       3.70%
Oil Refining/Distribution        6.75%
Retail ...................       3.16%
Semiconductors ...........       3.97%
Telecommunications .......       7.85%
Miscellaneous ............      23.11%
Cash, equivalents ........      11.93%

TOP 10 HOLDINGS

                        General Electric .......     3.7%
                        The Coca-Cola Co. ......     3.4%
                        Microsoft Corp. ........     2.7%
                        Philip Morris Co. ......     2.5%
                        IBM Corp. ..............     2.5%
                        Intel Corp. ............     2.4%
                        Johnson & Johnson ......     2.3%
                        Merck & Co., Inc. ......     2.3%
                        AT&T ...................     1.9%
                        The Proctor & Gamble Co.     1.9%

In 1996 we tilted the Fund's portfolio toward large, stable growth companies such as Coca-Cola, GE, Intel, IBM and Microsoft and underweighted our positions in smaller companies, whose earnings were not as strong. The decision to invest in large-caps paid off handsomely for shareholders as returns very closely matched those of the S&P 500. Our holdings escaped many of the earnings disappointments which hit Wall Street in the fourth quarter of 1996. In 1997 we plan to invest in undervalued mid-caps and small-caps, with special emphasis on stocks of companies which are niche players in their markets.

----------
The chart and the table above demonstrate fund holdings by industry as a percentage of total invested assets on 12/31/96. For a more complete analysis of fund holdings, please refer to the Portfolio of Investments section.

U.S. INCOME FUND

[GRAPHIC:  PIE CHART PLOTTED FROM THE FOLLOWING DATA]

Electric, Gas & Water Utilities      23.78%
Financial Services ............       4.31%
Oil & Natural Gas .............      19.66%
Petrochemical & Coal Products .       1.78%
Real Estate Investment Trusts .      16.60%
Services ......................       2.63%
Telecommunications & Equipment       22.16%
Miscellaneous .................       7.67%
Cash, equivalents .............       1.42%

TOP 10 HOLDINGS

                   Williams Companies ...............     2.9%
                   Coastal Corporation ..............     2.5%
                   Evans Withycombe Residential, Inc.     2.2%
                   MCI Communications ...............     2.0%
                   Houston Industries ...............     1.9%
                   Atlantic Richfield ...............     1.8%
                   Security Capital Industrial Trust      1.8%
                   Kranzco Realty Trust .............     1.8%
                   GPU, Inc. (General Public Utilitie     1.7%
                   CalEnergy, Inc. ..................     1.7%

Changes in the regulatory environment and increased competition among utility companies have made many of them attractive takeover targets. We will focus on such utilities in 1997 as we continue to diversify our assets into dividend-paying stocks outside the utility sector. Prospects for the Fund must combine above-market dividends with good prospects for growth, since we want to achieve higher capital appreciation for shareholders as well as high, steady current income.

----------
The chart and the table above demonstrate fund holdings by industry as a percentage of total invested assets on 12/31/96. For a more complete analysis of fund holdings, please refer to the Portfolio of Investments section.

U.S. REAL ESTATE FUND

[GRAPHIC:  PIE CHART PLOTTED FROM THE FOLLOWING DATA]

Apartments ............      21.31%
Diversified ...........       7.55%
Healthcare ............       2.10%
Hotel/Restaurant ......      13.13%
Manufactured Home .....       2.12%
Office Property .......      18.32%
Regional Malls ........       2.29%
Shopping Centers ......       8.09%
Storage ...............       4.06%
Warehouse/Industrial ..       4.24%
Real Estate Development       2.81%
Miscellaneous .........       5.16%
Cash ..................       8.83%

TOP 10 HOLDINGS

                   Public Storage, Inc. .............     2.9%
                   CarrAmerica Realty Corp. .........     2.7%
                   Patriot American Hospitality, Inc.     2.6%
                   Starwood Lodging Trust ...........     2.5%
                   Host Marriott Corp. ..............     2.4%
                   Beacon Properties Corp. ..........     2.4%
                   Reckson Associates Realty Corp. ..     2.4%
                   Bay Apartment Communities ........     2.3%
                   Spieker Properties, Inc. .........     2.3%
                   Simon DeBartolo Group, Inc. ......     2.3%

The Fund achieved our goal of superior performance in 1996 with a broad portfolio invested in high-quality real estate investment trusts. REITs have had an outstanding run in the past year and continue to rise as they catch the attention of more individual and institutional investors. The low growth, low inflation economy has given REITs ideal conditions for expanding their businesses and increasing cash flow. In the coming year, we will increase holdings in our favorite stocks and will look outside of the REIT market for select real estate opportunities.

----------
The chart and the table above demonstrate fund holdings by industry as a percentage of total invested assets on 12/31/96. For a more complete analysis of fund holdings, please refer to the Portfolio of Investments section.

DISCLOSURE INFORMATION
In regards to all of U.S. Global Investors' funds: Past performance is no guarantee of future results. Investing in emerging markets or in gold involves special risks which are detailed in the prospectus. Investment principal and returns will fluctuate. "U.S." stands for United Services.

1) For a free Fact Kit containing more complete information, including charges and expenses, call 1-800-US-FUNDS. Please read the prospectus carefully before investing.

2) Morningstar  Rankings                                Star Ranking
   Domestic Equity Funds                    1 Yr      3 Yrs     5 Yrs     10 Yrs
   U.S. Global Resources Fund                  5          2         2          1
   U.S. Real Estate Fund                       5          2         1        N/A
   U.S. All American Equity Fund               4          3         3          1
   # of Funds in Category                   2959       1826      1058        598

   Municipal Bond Funds
   United Services Near-Term Tax Free Fund     5          5         4        N/A
   U.S. Tax Free Fund                          4          4         3          3
   # of Funds in Category                   1739       1129       580        257

   Morningstar rankings as of 12/31/96. Morningstar, a nationally recognized mutual fund rating service, awards ratings which reflect historical risk-adjusted performance. It awards 5 stars to funds in the top 10% of their category, 4 stars to funds in the next 22.5%, 3 stars to the next 35%, 2 stars to the next 22.5% and 1 star to funds in the bottom 10%.

3) Like all other mutual funds, shares of the U.S. Government Securities Savings Fund and the U.S. Treasury Securities Cash Fund are not backed by the U.S. government or its agencies, though the securities they invest in are; nor are they a deposit of nor endorsed by a bank; nor are they insured by the FDIC. The Funds are managed to maintain a stable $1 per share value, though there is no assurance that they will be able to do so. According to SEC guidelines, capital gains or losses are excluded from yield calculations. Lipper Analytical Services ranked the U.S. Government Securities Savings Fund #5 and #1 for the 1- and 5-year periods ended 12/31/96 (out of 115 and 78 government money market funds, respectively). The Fund's Advisor has guaranteed total fund operating expenses (as a percentage of net assets) of the U.S. Government Securities Savings Fund will not exceed 0.40% until 6/30/97, or until such later date as the Advisor determines. The Fund's Advisor subsidized certain Fund expenses, enhancing the yield.

4) U.S. Global Resources Fund performance as of 12/31/96: 8.75% for 5 years, 6.08% for 10 years.

[GRAPHIC:  U.S. GLOBAL INVESTORS, INC. LOGO]

                               U.S. GOLD SHARES FUND
--------------------------------------------------------------------------------
                             Portfolio of Investments
                                 December 31, 1996

                                                        Shares           Value
--------------------------------------------------------------------------------
COMMON STOCKS   130.24%
--------------------------------------------------------------------------------

DEVELOPING AND EXPLORATION MINES 1.42%
Free State Development & Investment
  Corp. Ltd., ADR ................................        704,000      $ 492,800
Randex Ltd., ADR .................................      1,620,000        745,200
Randex Ltd. ......................................        880,000        404,800
Sub Nigel Gold Mining Co. Ltd., ADR + ............      1,354,600         67,730
                                                                       ---------
                                                                       1,710,530

GOLD /URANIUM MINES 32.47%
Avgold Ltd. ......................................      1,729,800      7,121,504
East Rand Gold and Uranium Co. Ltd., ADR .........      1,612,781      2,741,728
Randfontein Estates Gold Mining Co.,
  Witwatersrand, Ltd., ADR .......................      1,048,397      5,425,453
Southvaal Holdings Ltd., ADR .....................        657,550     18,904,562
Vaal Reefs Exploration and Mining Co. ............
  Ltd., ADR ......................................        800,000      4,950,000
                                                                      ----------
                                                                      39,143,247

LONG-LIFE GOLD MINES 29.12%
Ashanti Goldfields Co. Ltd., ADR .................        585,000      7,239,375
Driefontein Consolidated Ltd., ADR ...............        865,800      8,658,000
Elandsrand Gold Mining Company  Ltd. .............        750,000      3,687,225
Western Areas Gold Mining Co. Ltd., ADR ..........        837,827     11,467,756
Western Areas Gold Mining Co. Ltd. ...............        143,229      1,960,447
Western Deep Levels Ltd., ADR ....................         70,000      2,100,000
                                                                      ----------
                                                                      35,112,803

MEDIUM-LIFE GOLD MINES 14.82%
Beatrix Mines Ltd., ADR ..........................      1,944,000     12,174,300
Evander Gold Mines ...............................        100,000        843,750
Evander Gold Mines, ADR ..........................        575,000      4,851,563
                                                                      ----------
                                                                      17,869,613

MINING FINANCE AND INVESTMENT COMPANIES 8.08%
The Pioneer Group, Inc. ..........................        410,000      9,737,500
                                                                      ----------

NORTH AMERICAN SENIOR MINING COMPANIES 43.78%
Barrick Gold Corp. ...............................        575,000     16,531,250
Battle Mountain Gold Co. .........................        750,000      5,156,250
Cambior Inc. .....................................        200,000      2,925,000
Freeport-McMoRan Copper  & Gold Inc. .............        250,000      7,031,250


                                                                     (Continued)

--------------------------------------------------------------------------------
                                        15

                               U.S. GOLD SHARES FUND
 -------------------------------------------------------------------------------
                             Portfolio of Investments
                                 December 31, 1996

                                                        Shares           Value
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------

NORTH AMERICAN SENIOR MINING COMPANIES (CONTINUED)
Meridian Gold ....................................      2,400,000    $10,069,200
Newmont Mining Corp. .............................        150,000      6,712,500
Placer Dome Inc. .................................        200,000      4,350,000
                                                                      ----------
                                                                      52,775,450

OTHER NATURAL RESOURCES .55%
Ocean Diamond Mining Holdings Ltd. ...............        500,000        662,650
                                                                      ----------

TOTAL COMMON STOCKS (cost $184,635,745 ) .........                   157,011,793
                                                                      ----------

                                                        Principal
                                                           Amount
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT    11.55%
--------------------------------------------------------------------------------

Joint  Repurchase  Agreement,  6.25%,
  12/31/96,  due 1/2/97,  repurchase  price
  $13,929,244, collateralized in a joint
  repurchase account (cost $13,924,409) ..........      $13,924,409   13,924,409
                                                                      ----------

TOTAL INVESTMENTS 141.79%
  (cost $198,560,154)                                              $ 170,936,202
                                                                   =============


--------------------------------------------------------------------------------
                               HOLDINGS BY COUNTRY
--------------------------------------------------------------------------------

                 South Africa                       51.1%
                 Canada                             19.8%
                 United States                      16.8%
                 Ghana                               4.2%
                 Cash Equivalents - U.S.             8.1%
                                                   ------
                      Total Investments            100.0%
                                                   ======


                      See notes to portfolios of investments.
--------------------------------------------------------------------------------
                                        16

                            U.S. GLOBAL RESOURCES FUND
--------------------------------------------------------------------------------
                             Portfolio of Investments
                                 December 31, 1996

                                                        Shares           Value
--------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS   99.06%
--------------------------------------------------------------------------------

CHEMICAL COMPANIES 9.91%
Acetex Corporation ...............................         30,000    $  311,931*
Air Products and Chemicals, Inc. .................          3,700       255,763
Boron Chemical International Ltd. ................        300,000       569,130*
Cytec Industries, Inc. ...........................         13,000       528,125*
Dow Chemical Company .............................          2,800       219,450
E.I. DuPont De Nemours & Company .................          2,600       245,375
Imperial Chemical Industries plc, ADR ............          4,000       208,000
Praxair, Inc. ....................................          7,000       322,875
Shanghai Petrochemical Company Ltd., ADR .........          7,500       220,313
                                                                     ----------
                                                                      2,880,962

ELECTRIC UTILITIES 2.54%
Entergy Corporation ..............................          7,400       205,350
Korea Electric Power Corporation, ADR ............         15,000       307,500
Texas Utilities Company ..........................          5,500       224,125
                                                                     ----------
                                                                        736,975

METAL MINING 9.79%
Adex Mining Corporation Warrants (RS) ............        550,000           -0-*
Aluminum Company of America ......................          2,500       159,375
America Mineral Fields, Inc. .....................         50,000       149,580*
Bre-X Minerals Ltd. ..............................         20,000       316,672*
Freeport-McMoRan Cooper & Gold, Inc. .............         10,000       298,750
Gitennes Exploration Inc. ........................         40,000       195,548*
Meridian Gold, Inc. ..............................        270,000     1,132,785*
Minco Mining & Metals Corporation
  Special Warrants (RS) ..........................         50,000        93,580*
QNI Limited ......................................        110,000       221,001
Reunion Mining plc Warrants (RS) .................         83,335          -0-*
Zimasco Consolidated Enterprises Ltd. (RS) .......         40,000       277,200
                                                                     ----------
                                                                      2,844,491

OIL-FIELD EQUIPMENT & SERVICES 3.69%
Camco International, Inc. ........................          7,000       322,875
BJ Services Co. ..................................          7,000       357,000*
Prudential Steel Ltd. ............................         25,000       392,193
                                                                     ----------
                                                                      1,072,068

                                                                     (Continued)

--------------------------------------------------------------------------------
                                        17

                            U.S. GLOBAL RESOURCES FUND
--------------------------------------------------------------------------------
                             Portfolio of Investments
                                 December 31, 1996

                                                          Shares         Value
--------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS  (CONTINUED)
--------------------------------------------------------------------------------

OIL & GAS 59.21%
3DX Technologies, Inc. ...........................         25,000    $  275,000*
Abacan Resource Corporation ......................        100,000       868,750*
Amerada Hess Corporation .........................          3,900       225,713
Amoco Corporation ................................          5,900       474,950
Apache Corporation ...............................         15,000       530,625
Benton Oil and Gas Co. ...........................          7,500       169,688*
British Petroleum Co. plc, ADR ...................          4,000       565,500
Canadian Occidental Petroleum Ltd. ...............         13,000       208,000
Chesapeake Energy Corporation ....................          5,000       278,125*
Chevron Corporation ..............................          4,000       260,000
Coastal Corporation ..............................          6,000       293,250
Cooper Cameron Corporation .......................          6,200       474,300*
Coplex Resources N.L .............................      1,600,000       317,600*
Diamond Offshore Drilling, Inc. ..................          2,500       142,500*
Energy Africa Limited, GDR .......................         20,000       357,500*
Enron Corporation ................................          5,700       245,813
Enron Oil & Gas Company ..........................         10,000       252,500
ENSCO International, Inc. ........................         18,800       911,800*
ENSERCH Corporation ..............................         12,000       276,000
Ensign Resource Service Group, Inc. ..............         35,000       644,754
Epic Energy, Inc. (RS) ...........................         30,000         8,757*
Epic Energy, Inc. Special Warrants (RS) ..........        300,000       330,960*
Exxon Corporation ................................          5,000       490,000
Falcon Drilling Company, Inc. ....................         10,000       392,500*
Force Energy Gas Exploration, Inc. ...............         17,500       634,375*
GeoScience Corporation ...........................          5,900        76,700*
Harken Energy Corp. ..............................        100,000       300,000*
Hurricane Hydrocarbons Ltd. ......................
  Special Warrants (RS) ..........................         34,000       130,740*
International Petroleum Corporation ..............         75,000       437,798*
Louisiana Land and Exploration Company ...........          5,000       268,125
Mobil Corporation ................................          3,700       452,325
Novus Petroleum Limited ..........................        105,932       242,266
Oil Search Ltd. ..................................        200,000       389,100
Precision Drilling Corporation ...................         18,500       641,112*
Schlumberger, Ltd. ...............................          2,500       249,688
Sonat, Inc. ......................................          5,000       257,500
Stampeder Exploration Ltd. .......................         50,000       277,270*

                                                                     (Continued)

--------------------------------------------------------------------------------
                                        18

                            U.S. GLOBAL RESOURCES FUND
--------------------------------------------------------------------------------
                             Portfolio of Investments
                                 December 31, 1996

                                                          Shares         Value
--------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS  (CONTINUED)
--------------------------------------------------------------------------------

OIL & GAS (CONTINUED)
Tarragon Oil & Gas Ltd. ..........................         10,000    $  109,449*
Tenke Mining Corporation
  Special Warrants (RS) ..........................         50,000       188,800*
Texaco, Inc. .....................................          5,600       549,500
Tidewater, Inc. ..................................          6,000       271,500
Titan Exploration, Inc. ..........................         15,000       180,000*
Total S.A., ADR ..................................         12,000       483,000
TransCanada Pipelines Ltd. .......................         15,000       262,500
Transocean Offshore Inc. .........................          4,000       250,500
Triton Energy Corporation ........................          8,000       388,000*
USX-Marathon Group ...............................         10,000       238,750
Unocal Corporation ...............................          7,000       284,375
Woodside Petroleum Ltd. ..........................         90,000       656,802
                                                                     ----------
                                                                     17,214,760

PAPER PRODUCTS 3.54%
Lafayette Paper Mills Limited (RS) ...............        600,000        86,400*
Louisiana-Pacific Corporation ....................          9,500       200,688
Mead Corporation .................................          3,800       220,875
Temple-Inland, Inc. ..............................          4,500       243,563
Willamette Industries, Inc. ......................          4,000       278,500
                                                                     ----------
                                                                      1,030,026

PRECIOUS METALS 3.34%
Aber Resources, Ltd. .............................         25,000       339,293*
Alumax, Inc. .....................................          5,000       166,875*
Ashanti Goldfields Co. Ltd., GDR .................          8,000        99,000
Combined Metals Reduction Co. (RS) ...............        535,000           -0-*
Fischer-Watt Gold Company, Inc. ..................         10,000         6,563*
Fischer-Watt Gold Company, Inc. ..................
   Units (RS) ....................................        400,000       317,080*
Goldbeam Resources Ltd. (RS) +  ..................        300,000           -0-*
Osmium Holdings Units (RS) .......................             25        40,779*
                                                                     ----------
                                                                        969,590

PRECIOUS STONES 61%
Star Resources Corporation .......................        600,000       144,480*
Hymex Diamond Corporation ........................         20,000        33,564*
                                                                     ----------
                                                                        178,044

                                                                     (Continued)

--------------------------------------------------------------------------------
                                        19

                            U.S. GLOBAL RESOURCES FUND
--------------------------------------------------------------------------------
                             Portfolio of Investments
                                 December 31, 1996

                                                          Shares         Value
--------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS  (CONTINUED)
--------------------------------------------------------------------------------

RAILROADS   2.24%
Burlington Northern Santa Fe .....................        2,400 $       207,300
CSX Corporation ..................................          4,600       194,350
Illinois Central Corporation .....................          7,800       249,600
                                                                     ----------
                                                                        651,250

MISCELLANEOUS 4.19%
A&B Geoscience Corporation
  (geophysical computer services) ................        100,000       125,870*
A&B Geoscience Corporation Warrants
  (RS) (geophysical computer services) ...........        100,000         3,650*
AGL Resources, Inc. (gas utilities) ..............         12,000       253,500
Broken Hill Proprietary Co. Ltd. .................
  (diversified operations) .......................         15,000       213,453
Hvide Marines, Inc. (marine services) ............         20,000       432,505*
Kesoram Industries Ltd., GDR
  (diversified manufacturer) .....................         62,500        71,481*
SouthernEra Resources Ltd. .......................
   (diversified minerals) ........................         20,000       113,828*
                                                                     ----------
                                                                      1,214,287
                                                                     ----------
TOTAL COMMON STOCKS AND WARRANTS
  (cost $24,359,218) .............................                   28,792,453
                                                                     ----------


                                                        Principal
                                                           Amount
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT 3.49%
--------------------------------------------------------------------------------

Joint Repurchase Agreement, 6.25%, 12/31/96,
  due 1/2/97,  repurchase  price $1,017,188,
  collateralized in a joint repurchase
  account (cost $1,016,835) ......................      $1,016,835    1,016,835
                                                                     ----------

TOTAL INVESTMENTS 102.55%
  (cost $25,376,053) .............................                  $29,809,288
                                                                     ==========

                                                                     (Continued)

--------------------------------------------------------------------------------
                                        20

                            U.S. GLOBAL RESOURCES FUND
--------------------------------------------------------------------------------
                             Portfolio of Investments
                                 December 31, 1996

--------------------------------------------------------------------------------
                               HOLDINGS BY COUNTRY
--------------------------------------------------------------------------------

          United States                          58.5%
          Canada                                 22.0%
          Australia                               5.5%
          United Kingdom                          3.3%
          France                                  1.6%
          South Africa                            1.3%
          Papua  New Guinea                       1.3%
          Korea                                   1.0%
          Various                                 2.1%
          Cash Equivalents - US                   3.4%
                                                ------
                 Total  Investments             100.0%
                                                ======
                      See notes to portfolios of investments.

--------------------------------------------------------------------------------
                                        21

                               U.S. WORLD GOLD FUND
--------------------------------------------------------------------------------
                             Portfolio of Investments
                                 December 31, 1996

                                                          Shares         Value
--------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS     104.76%
--------------------------------------------------------------------------------

MAJOR GOLD PRODUCING COMPANIES 23.34%
Ashanti Goldfields Co. Ltd. ......................        941,819    $11,655,010
Ashanti Goldfields Co. Ltd. ......................
  Preference Stock ...............................        203,932       450,690
Barrick Gold Corp. ...............................        900,000    25,875,000
Battle Mountain Gold Co. .........................        725,000     4,984,375
Freeport-McMoRan Copper & Gold Inc. ..............        150,000     4,218,750
Newmont Mining Corp. .............................        175,000     7,831,250
                                                                     ----------
                                                                     55,015,075

GOLD PRODUCING COMPANIES 36.51%
Agnico-Eagle Mines Ltd. ..........................        400,000     5,618,400
Aurizon Mines Ltd. ...............................        700,000       638,470*
Cambior, Inc. ....................................        300,000     4,387,500
Cathedral Gold Corp.+  ...........................        600,000     1,050,720*
Dayton Mining Corporation ........................        309,800     2,057,041*
Delta Gold N.L ...................................      10,000,000   18,741,000*
Fisher-Watt Gold Company, Inc.+  .................      1,000,000       656,300
Fischer-Watt Gold Company, Inc. ..................
  Units (RS) +  ..................................      1,600,000     1,268,320*
Geomaque Explorations Ltd. .......................        500,000     1,203,950*
Getchell Gold Corporation ........................        300,360    11,526,315*
Great Central Mines N.L ..........................        750,000     2,132,175*
Greenstone Resources Ltd. ........................      1,250,000    14,547,625*
Kinross Gold Corp. ...............................        450,000     3,184,965*
Macraes Mining Company Ltd. ......................        750,000     1,727,175
Meridian Gold Inc. ...............................      2,400,000    10,069,200
Miranda Mining Development
  Corporation (RS) ...............................      1,600,000     1,615,520*
Pacific Island Gold N.L ..........................      2,000,000       476,400*
Rea Gold Corp.+  .................................      2,290,000     2,857,233*
Ross Mining N.L ..................................      1,160,248     1,133,214
Vista Gold .......................................        854,300     1,153,220
                                                                     ----------
                                                                     86,044,743

                                                                     (Continued)

--------------------------------------------------------------------------------
                                        22

                               U.S. WORLD GOLD FUND
--------------------------------------------------------------------------------
                             Portfolio of Investments
                                 December 31, 1996

                                                          Shares         Value
--------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS (CONTINUED)
--------------------------------------------------------------------------------

GOLD DEVELOPMENT COMPANIES 7.00%
Ancash Resources
  Special Warrants (RS) ..........................        400,000    $  233,480
Canyon Resources Corp. ...........................      1,405,183     3,688,605*
Canyon Resources Corp. Warrants (RS) .............        166,667           -0-
Crown Resources Corp. + ..........................        750,000     4,640,625*
IAMGOLD International African
  Mining Gold Corporation ........................      1,250,000     6,065,305*
IAMGOLD International African
  Mining Gold Corporation Warrants,
  Class B (RS) ...................................         333,330          -0-*
Laguna Gold Company ..............................         500,000      419,550
Laguna Gold Company, (RS) ........................         280,000      211,456
Laguna Gold Company Warrants .....................         500,000       54,700
Metallica Resources, Inc. ........................         350,000    1,174,750*
                                                                     ----------
                                                                     16,488,461

GOLD EXPLORATION COMPANIES 14.26%
Argosy Mining Corporation ........................        220,000       319,440
Argosy Mining Corporation Warrants (RS) ..........        110,000           -0-
Birch Mountain Resources, Ltd. ...................
   Warrants (RS) .................................         50,000           -0-
Bre-X Minerals Ltd. ..............................        250,000     3,958,400*
Bro-X Minerals Ltd. ..............................         30,000        52,536
Crown Butte Resources Ltd. .......................        275,000       451,468*
Essex Resource Corporation .......................         99,400       235,717*
Francisco Gold Corp. .............................        200,000     2,188,980*
Gold Corporation of Africa Ltd. (RS)+  ...........        150,000       240,000
Intermin Resource Corporation, Ltd. ..............        702,367       237,049*
International Capri Resources Ltd.+  .............        200,000       125,500*
Leo Shield Exploration NL ........................      1,000,000       532,000
Lithos Corporation ...............................        400,000       796,800
Lone Star Exploration NL,  Warrants (RS) .........        150,000           -0-
Mink International Resources Corporation .........        400,000       496,160*
Nevsun Resources Ltd.+  ..........................        250,000     1,422,850*
Nevsun Resources Ltd. ............................
  Warrants (RS)+  ................................        265,000     1,121,480*
Nevsun Resources Ltd. ............................
  Special Warrants (RS)+  ........................         50,000       256,110*


                                                                     (Continued)

--------------------------------------------------------------------------------
                                        23

                               U.S. WORLD GOLD FUND
--------------------------------------------------------------------------------
                             Portfolio of Investments
                                 December 31, 1996

                                                          Shares         Value
--------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS (CONTINUED)
--------------------------------------------------------------------------------

GOLD EXPLORATION COMPANIES (CONTINUED)
Opawica Exploration Inc.+  .......................        405,000    $  561,492*
Ormonde Mining plc+  .............................      2,500,000       465,500*
Orvana Minerals Corp. ............................        250,000     1,322,500*
Otter Gold Mines Ltd. ............................        300,000       405,000
Otter Gold Mines Ltd., Bonus Options .............         50,000        11,910
Patrician Gold Mines Ltd.+  ......................        370,000      140 ,378
Patrician Gold Mines Ltd. ........................
  Warrants (RS)+  ................................        500,000          -0-*
Placer Dome, Inc. ................................        300,000     6,525,000
Plutonic Resources Ltd. ..........................        500,000     2,322,750
Ranger Minerals NL ...............................      2,450,000     7,490,385
Solitario Resources Corp. ........................        459,522       908,659*
Tombstone Explorations Company Ltd. ..............        425,000       666,740
Tombstone Explorations Company Ltd. ..............
  Warrants (RS) ..................................        212,500        23,247
Vengold Inc. .....................................        117,500       142,316
Venoro Gold Corp., Class A+  .....................        900,000       137,880*
Venoro Gold Corp., Class A, Warrants (RS)+  ......        350,000        45,585
                                                                     ----------
                                                                     33,603,832

MINING FINANCE 18.02%
Armada Gold Corp., Class A .......................        450,000       413,730
Euro-Nevada Mining Corp., Ltd ....................        440,000    13,130,964
Euro-Nevada Mining Corp., Ltd
  Warrants, Class A ..............................         60,000     1,050,708*
Euro-Nevada Mining Corp., Ltd
  Warrants, Class B ..............................         35,000       255,381*
Franco-Nevada Mining Corp. .......................        300,000    13,735,860
Franco-Nevada Mining Corp. Warrants ..............         20,000       124,042*
The Pioneer Group, Inc. ..........................        580,000    13,775,000
                                                                     ----------
                                                                     42,485,685

DIAMOND MINING & EXPLORATION .40%
Continental Precious Minerals, Inc. ..............        200,000       262,680*
Redaurum Red Lake Mines Ltd. .....................      1,000,000       291,900*
Redaurum Red Lake Mines Ltd. Rights ..............      1,000,000        25,538
Star Resources Corp.+  ...........................      1,500,000       361,200*
                                                                     ----------
                                                                        941,318

                                                                     (Continued)

--------------------------------------------------------------------------------
                                        24

                               U.S. WORLD GOLD FUND
--------------------------------------------------------------------------------
                             Portfolio of Investments
                                December 31, 1996

                                                          Shares         Value
--------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS (CONTINUED)
--------------------------------------------------------------------------------

MINERAL EXPLORATION & DEVELOPMENT   1.58%
Altoro Gold Corp. (RS) ...........................        100,000    $   49,250
Altoro Gold Corp., Special Warrants (RS) .........        150,000       197,000
Eagle Mining Corporation NL ......................        500,000     1,087,900
Eldorado Gold Corporation Ltd. ...................
  Special Warrants (RS) ..........................        150,000       906,240
Franc-Or Resources Corporation ...................         64,000       126,086
Panorama Resources NL
  Special Warrants (RS) ..........................      1,250,000       492,500
Taseko Mines Ltd. ................................         96,550       510,750
Taseko Mines Ltd., Warrants (RS) .................         96,550           -0-
Virginia Gold Mines, Inc. ........................        125,000       310,100
Virginia Gold Mines, Inc., Warrants (RS) .........        125,000        50,162
                                                                     ----------
                                                                      3,729,988

MISCELLANEOUS 3.65%
AMT International Mining Corp.+
  (copper exploration) ...........................      1,500,000     1,302,443
AMT International Mining Corp. ...................
  Warrants (copper exploration) ..................      1,500,000       164,173
Boron Chemicals International Ltd.+
  (mines & boron production) .....................        976,000     1,851,570
Glencar Explorations PLC (precious
   & industrial metals exploration) ..............        872,438       762,075
Osmium Holdings S.A. , Special Warrants (RS)
  Units (metal mining) ...........................            365       595,370
Tenke Mining Corp., Special Warrants (RS)
  (formerly Consolidated Eurocan Ventures Ltd.)
  (oil & gas exploration, development, and
  production) ....................................        400,000     1,510,400
Zimasco Consolidated Enterprises Ltd. ............
  (RS) (metals producer) .........................        350,000     2,425,500
                                                                     ----------
                                                                      8,611,531

TOTAL COMMON STOCKS AND WARRANTS
   (cost $166,917,239) ...........................                  246,920,633
                                                                     ----------

                                                                     (Continued)

--------------------------------------------------------------------------------
                                        25

                               U.S. WORLD GOLD FUND
--------------------------------------------------------------------------------
                             Portfolio of Investments
                                 December 31, 1996

                                                      Principal
                                                        Amount          Value
--------------------------------------------------------------------------------
CONVERTIBLE SECURITIES .25%
--------------------------------------------------------------------------------

GOLD PRODUCTION
Macraes Mining Co. Ltd. 7% Convertible
  Subordinated Note, due September 15, 1998
  (gold producing company) (New Zealand) .........      $ 250,000    $  591,850
                                                                     ----------

TOTAL CONVERTIBLE SECURITIES (cost $527,803)

TOTAL INVESTMENTS 105.01%
   (cost $167,458,553) ...........................                 $247,512,483
                                                                   ============


--------------------------------------------------------------------------------
                               HOLDINGS BY COUNTRY
--------------------------------------------------------------------------------

                         Canada                     55.2%
                         United States              23.2%
                         Australia                  14.0%
                         Various                     7.6%
                                                    -----
                           Total Investments        100.0%
                                                    =====

                     See notes to portfolios of investments.

--------------------------------------------------------------------------------
                                       26

                          CHINA REGION OPPORTUNITY FUND
--------------------------------------------------------------------------------
                            Portfolio of Investments
                                December 31, 1996

                                                          Shares         Value
--------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS   74.90%
--------------------------------------------------------------------------------

AGRICULTURE    2.28%
C.P. Pokphand Co. ................................        600,000    $  234,663
Shanghai Dajiang Group, Class B ..................        896,940       457,439
                                                                     ----------
                                                                        692,102

APPAREL/TEXTILES 4.49%
Chaifa Holdings Limited ..........................      1,090,800       285,587
Giordano International Ltd. ......................        299,000       255,143
Glorious Sun Enterprises .........................        534,000       222,658*
Shanghai Erdos Cashmere, Class B .................        337,700       212,751
Shanghai Haixin Co., Class B .....................        207,600        86,777
Shanghai Sanmao Textile Co., Class B .............        879,700       202,331*
Yue Yuen Industrial Holdings .....................        246,000        93,826
                                                                     ----------
                                                                      1,359,073

AUTO PARTS 1.28%
China Yuchai International Ltd., ADR .............         43,900       208,525
Shanghai Diesel Engine Co. Ltd., Class B .........        376,320       178,376
                                                                     ----------
                                                                        386,901

BUILDING MATERIALS 2.88%
China Southern Glass, Class B ....................        347,011       215,354
Huaxin Cement Co. Ltd., Class B ..................        904,600       253,288
Luoyang Glass Company Limited, Class H ...........        962,000       295,397
Shanghai Yaohua Pilkington Glass Co.,
  Class B ........................................        228,750       108,885
                                                                     ----------
                                                                        872,924

CHEMICALS 7.98%
Jilin Chemical Industrial Company
  Limited, ADR ...................................          3,500        51,187
Jilin Chemical Industrial Company
  Limited, Class H ...............................      2,608,000       404,629
Shanghai Chlor-Alkali Chemical Co., Class B ......        573,600       159,461
Shanghai Petrochemical Co. Ltd., Class H .........      2,714,000       824,604
Tianjin Bohai Chemical Industry
  Company, Class H ...............................      1,248,000       148,447
Yizheng Chemical Fibre Company, Class H ..........      1,844,000       448,215
Zhenhai Refining and Chemical
  Company Limited, Class H .......................      1,035,000       381,376
                                                                     ----------
                                                                      2,417,919

                                                                     (Continued)

--------------------------------------------------------------------------------
                                        27

                           CHINA REGION OPPORTUNITY FUND
--------------------------------------------------------------------------------
                             Portfolio of Investments
                                 December 31, 1996

                                                          Shares         Value
--------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS (CONTINUED)
--------------------------------------------------------------------------------

COMPUTERS .58%
Acer, Inc. GDR ...................................         10,500    $   97,650
Founder Hong Kong Limited ........................        200,000        76,928*
GVC Corp. GDR ....................................             55           419*
                                                                     ----------
                                                                        174,997

CONSUMER DURABLES 1.92%
Guangdong Kelon Elec Holding .....................        570,000       368,479
Lian Hua Fibre Corp. Ltd., Class B ...............        268,780        55,369
Shanghai Shangling Electric Appliance,
  Class B ........................................        363,360       157,698
                                                                     ----------
                                                                        581,546

ELECTRONICS 5.54%
ASM Pacific Technology Ltd. ......................        100,000        77,574
Samsung Electronics GDR ..........................          3,512        64,972
Shanghai Automation Instrumentation,
  Class B ........................................      1,615,589       348,967
Shenzhen Konka Electronics Group Limited,
  Class B ........................................        385,000       435,549
Siliconeware Precision Industries Company GDR ....          6,240        69,264
Varitronix International, Ltd. ...................        267,000       483,289
Yageo Corporation GDR ............................         20,247       198,874
                                                                     ----------
                                                                      1,678,489

ENGINEERING .83%
New World Infrastructure Ltd. ....................         31,201        91,168*
Road King Infrastructure Ltd. ....................        180,000       159,416*
                                                                     ----------
                                                                        250,584

FINANCE 8.45%
Aeon Credit Service ..............................        286,000        91,519
Guoco Group, Ltd. ................................        110,000       615,812
HSBC Holdings, Ltd. ..............................         49,200     1,052,764
Peregrine Investment Holdings Limited ............        305,000       522,497
Peregrine Investment Holdings Limited Warrants ...         26,500         8,480*
Shanghai Lujiazhui, Class B ......................        277,060       269,856
                                                                     ----------
                                                                      2,560,928

HOLDING COMPANIES 5.61%
Hutchinson Whampoa, Ltd. .........................         96,000       754,024
Li & Fung  Ltd. ..................................        200,000       177,128
Swire Pacific Ltd. ...............................         70,000       667,464
Vanda Systems & Communication Holdings Ltd. ......        390,000       102,107
                                                                     ----------
                                                                      1,700,723

                                                                     (Continued)

--------------------------------------------------------------------------------
                                        28

                           CHINA REGION OPPORTUNITY FUND
--------------------------------------------------------------------------------
                             Portfolio of Investments
                                 December 31, 1996

                                                          Shares         Value
--------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS (CONTINUED)
--------------------------------------------------------------------------------

INVESTMENT COMPANIES   .99%
Cathay Investment Fund Ltd. ......................        200,000    $  258,582
ROC Taiwan Fund ..................................          4,000        41,000*
                                                                     ----------
                                                                        299,582

IRON & STEEL .46%
Maanshan Iron & Steel Co., Class H ...............        640,000       137,359
Shanghai Steel Tube Co. Ltd., Class B ............         15,240         2,896
                                                                     ----------
                                                                        140,255

MANUFACTURING 1.00%
Shanghai Hero Pen,  Class B ......................        474,064       194,366
Shanghai Industrial Holdings Ltd. ................         30,000       109,380*
                                                                     ----------
                                                                        303,746

MOTOR VEHICLES 4.07%
Qingling Motors Company Ltd., Class H ............      1,224,000       676,527
Shanghai Dazhong Taxi Shareholding
  Co. Ltd., Class B ..............................        673,708       556,483
                                                                     ----------
                                                                      1,233,010

REAL ESTATE 4.38%
New World Development Co. Ltd. ...................        121,935       823,725
Silver Grant International Industries Ltd. .......         30,000        13,382
Sun Hung Kai Properties Ltd. .....................         40,000       490,012
                                                                     ----------
                                                                      1,327,119

TELECOMMUNICATIONS 2.09%
Hong Kong Telecommunications, Ltd. ...............        183,000       294,570
Shanghai Post & Telecom, Class B .................        471,700       199,057
Sigma Alpha Group, Ltd. ..........................         48,000       138,000*
                                                                     ----------
                                                                        631,627

TRANSPORTATION 4.04%
China International Marine Containers Ltd.,
  Class B ........................................        671,320       781,160
China Merchants Shekou Port Service,
  Class B ........................................        366,040       243,727
China Travel International Investment ............        200,000        88,564
Guangzhou Shipyard Intl. Co., Class H ............        424,000       107,446
Shenzhen Chiwan Wharf Holdings, Class B ..........          5,913         4,205
                                                                     ----------
                                                                      1,225,102

                                                                     (Continued)

--------------------------------------------------------------------------------
                                        29

                           CHINA REGION OPPORTUNITY FUND
--------------------------------------------------------------------------------
                             Portfolio of Investments
                                 December 31, 1996

                                                          Shares         Value
--------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS (CONTINUED)
--------------------------------------------------------------------------------

UTILITIES 4.12%
Guangdong Electric Power Company, Class B ........        240,000    $  212,244
Hong Kong & China Gas ............................        220,000       425,238
Hong Kong & China Gas Warrants ...................         10,000         5,559*
Huaneng Power International, Inc.  ADR ...........         14,000       315,000*
Shangdong Huaneng Power
  Company Ltd. ADR ...............................         29,600       288,600
                                                                     ----------
                                                                      1,246,641

WHOLESALE-SPECIALTY LINES 1.35%
China Hong Kong Photo Products
  Holdings, Ltd. .................................        450,000       151,270
Guangnan Holdings ................................        300,000       257,935
                                                                     ----------
                                                                        409,205

MISCELLANEOUS 10.56%
Amway Asia Pacific Ltd. (wholesale distributor) ..          2,000        84,750
China First Pencil Company Ltd. (office supplies)         831,438       367,496
Citic Pacific Ltd.  (conglomerate) ...............        158,200       918,376
Dongfang Electrical Machinery Co., Class H
  (electrical equipment) .........................        766,000       267,399
Lamex Holdings Ltd. (furniture distributor) ......        200,000        72,403
Livzon Pharmaceutical Group, Class B
  (drugs/medicine) ...............................        454,200       269,543
Shanghai China International Travel,
  Class B  (travel services) .....................        242,500       107,670
Shanghai Friendship & Overseas Chinese
  Co. Ltd., Class B (retail) .....................        771,606       336,420
Shanghai Jintai Co. Ltd., Class B
  (building equipment) ...........................      1,194,550       260,412
Shanghai New Asia Group,
  Class B (fast food) ............................        873,800       391,462
Vitasoy International Holdings (beverages) .......        284,000       123,925
                                                                     ----------
                                                                      3,199,856

TOTAL COMMON STOCKS AND WARRANTS
  (cost $20,331,913) ........................                        22,692,329
                                                                     ==========

                                                                     (Continued)

--------------------------------------------------------------------------------
                                        30

                           CHINA REGION OPPORTUNITY FUND
--------------------------------------------------------------------------------
                             Portfolio of Investments
                                 December 31, 1996

                                                       Principal
                                                         Amount         Value
--------------------------------------------------------------------------------
CORPORATE BONDS .32%
--------------------------------------------------------------------------------

ELECTRONICS
United Microelectronics Corporation, Ltd.
  1.25% Convertible, 6/08/2004
  (cost $96,630) .................................      $  70,000    $   98,263
                                                                     ----------


--------------------------------------------------------------------------------
REPURCHASE AGREEMENT   24.45%
--------------------------------------------------------------------------------

Joint Repurchase Agreement, 6.25% 12/31/96,
  due  1/2/97, repurchase price $7,410,376,
  collaterized in a joint repurchase
  account (cost $7,407,804) ......................      7,407,804     7,407,804
                                                                     ----------

TOTAL INVESTMENTS 99.67%
  (cost $27,836,347) .............................                  $30,198,396
                                                                    ===========


--------------------------------------------------------------------------------
                                HOLDINGS BY COUNTRY
--------------------------------------------------------------------------------

                       China                           38.9%
                       Hong Kong                       34.3%
                       Taiwan                           1.5%
                       United States                    0.6%
                       Korea                            0.2%
                       Cash Equivalents - U.S.         24.5%
                                                      -----
                          Total Investments           100.0%
                                                      =====


                      See notes to portfolios of investments.

--------------------------------------------------------------------------------
                                       31

                        U.S. TREASURY SECURITIES CASH FUND
--------------------------------------------------------------------------------
                             Portfolio of Investments
                                 December 31, 1996

                                                  Principal
Coupon            Maturity         Yield            Amount             Value
--------------------------------------------------------------------------------
UNITED STATES GOVERNMENT OBLIGATIONS 56.62%
--------------------------------------------------------------------------------

UNITED STATES TREASURY BILLS
  Discount        01/09/97         4.92%$         20,000,000        $ 19,980,867
                                                                    ------------

UNITED STATES TREASURY NOTES
     7.50%        01/31/97         7.487%         45,000,000          45,077,262
     6.875%       04/30/97          6.84%         30,000,000          30,152,203
     8.50%        05/15/97          8.41%         15,000,000          15,170,255
                                                                    ------------
                                                                      90,399,720

TOTAL UNITED STATES GOVERNMENT
  OBLIGATIONS (cost $110,380,587)                                    110,380,587
                                                                    ------------

-------------------------------------------------------------------------------
REPURCHASE AGREEMENT 39.71%
-------------------------------------------------------------------------------

Joint Repurchase Agreement,
  6.15%, 12/31/96, due 1/2/97,
  repurchase  price $77,439,542,
  collateralized in a joint
  repurchase account
  (cost $77,413,079) ......................      77,413,079           77,413,079
                                                                    ------------
TOTAL INVESTMENTS 96.33%
  (cost $187,793,666) ....................                         $ 187,793,666
                                                                    ============


                      See notes to portfolios of investments.

--------------------------------------------------------------------------------
                                        32

                      U.S. GOVERNMENT SECURITIES SAVINGS FUND
--------------------------------------------------------------------------------
                             Portfolio of Investments
                                 December 31, 1996

                                                    Principal
   Coupon          Maturity           Yield           Amount            Value
--------------------------------------------------------------------------------
UNITED STATES GOVERNMENT AGENCY ISSUES 99.04%
--------------------------------------------------------------------------------

FEDERAL FARM CREDIT BANK 18.94%
VARIABLE NOTES:
    5.37%          06/13/97            5.37%       $20,000,000       $20,000,000
    5.38%          07/01/97            5.41%        10,000,000         9,998,485
    5.36%          09/02/97            5.38%        15,000,000        14,997,336
    5.305%         10/01/97            5.32%        35,000,000        34,992,567
    5.34%          11/26/97            5.36%        15,000,000        14,996,127

FIXED RATE:
    5.50%          05/01/97            5.56%         6,000,000         5,997,863
    5.85%          08/01/97            5.64%         6,000,000         6,006,919
   11.90%          10/20/97            5.59%        10,415,000        10,920,005
    5.60%          11/03/97            5.54%         5,000,000         5,001,965
                                                                     -----------
                                                                     122,911,267

FEDERAL HOME LOAN BANK 52.93%
   DISCOUNT NOTES:
                   01/02/97            5.25%         6,880,000         6,880,000
                   01/03/97            5.45%        46,040,000        46,033,037
                   01/09/97            5.20%         1,925,000         1,923,054
                   02/20/97            5.35%        20,000,000        19,858,444
                   04/15/97            5.25%        13,000,000        12,807,704

   VARIABLE NOTES:
    5.378%         01/03/97            5.42%        19,000,000        18,999,966
    5.78%          02/03/97            5.36%         1,000,000         1,000,320
    5.31%          02/14/97            5.33%         3,000,000         2,999,788
    7.315%         02/14/97            5.54%         1,000,000         1,001,881
    6.85%          02/25/97            5.50%           175,000           175,311
    4.56%          03/20/97            4.83%         1,450,000         1,449,131
    5.486%         05/23/97            5.55%        65,000,000        64,982,848
    5.29%          08/14/97            5.35%        10,000,000         9,995,747
    5.486%         09/22/97            5.54%        50,000,000        49,978,989
    5.498%         09/26/97            5.55%        20,000,000        19,992,455
    5.80%          11/07/97            5.80%           200,000           200,000
    5.48%          12/16/97            5.49%        10,000,000         9,998,607
    5.465%         12/19/97            5.52%        20,000,000        19,988,624

  FIXED RATE:
    5.43%          01/10/97            5.16%         5,000,000         4,999,990
    4.75%          01/13/97            5.58%         1,000,000           999,709
    4.40%          01/21/97            5.60%         1,000,000           999,309


                                                                     (Continued)

--------------------------------------------------------------------------------
                                        33

                      U.S. GOVERNMENT SECURITIES SAVINGS FUND
--------------------------------------------------------------------------------
                             Portfolio of Investments
                                 December 31, 1996

                                                    Principal
   Coupon          Maturity           Yield           Amount            Value
--------------------------------------------------------------------------------
UNITED STATES GOVERNMENT AGENCY ISSUES (CONTINUED)
--------------------------------------------------------------------------------

FEDERAL HOME LOAN BANK (CONTINUED)
   FIXED RATE (CONTINUED):
    4.52%          02/07/97           5.72%$         1,000,000       $   998,735
    7.30%          02/10/97            5.98%           200,000           200,240
    5.265%         03/13/97            5.26%        20,000,000        20,000,000
    5.75%          03/14/97            5.65%           500,000           500,001
    5.40%          03/25/97            5.69%        20,000,000        19,983,204
    5.82%          05/01/97            5.82%           200,000           200,000
    6.52%          05/23/97            5.52%           400,000           401,472
    5.74%          06/23/97            5.35%         3,525,000         3,531,246
    5.84%          06/27/97            6.05%           910,000           909,060
    6.00%          08/12/97            5.66%         1,000,000         1,000,224
    6.00%          10/17/97            5.37%           575,000           575,076
                                                                     -----------
                                                                     343,564,172

STUDENT LOAN MARKETING ASSOCIATION  27.17%
   VARIABLE NOTES:
    5.62%          01/23/97            5.45%        43,800,000        43,802,869
    4.03%          01/28/97            4.86%         3,000,000         2,998,204
    7.875%         02/03/97            5.43%         1,000,000         1,001,940
    5.645%         02/14/97            5.39%        11,900,000        11,902,919
    5.54%          03/03/97            5.50%         5,050,000         5,050,103
    5.36%          04/10/97            5.41%        15,795,000        15,792,785
    5.33%          04/18/97            5.51%           700,000           699,523
    5.84%          04/21/97            5.54%         2,424,000         2,426,083
    5.37%          05/08/97            5.26%        10,000,000         9,997,429
    5.32%          07/18/97            5.37%        30,000,000        29,992,116
    5.965%         09/12/97            5.94%         2,225,000         2,225,164
    5.07%          10/01/97            5.19%        10,000,000         9,991,441
    5.43%          10/17/97            5.52%        21,925,000        21,909,729
    5.50%          10/24/97            5.67%         5,000,000         4,992,726
    5.57%          10/30/97            5.47%         1,300,000         1,301,035
    5.57%          11/20/97            5.55%         2,825,000         2,825,443
    5.39%          11/24/97            5.49%           560,000           559,520
    5.65%          11/28/97            5.74%         8,865,000         8,861,599
                                                                     -----------
                                                                     176,330,628

TOTAL INVESTMENTS  99.04%
  (cost $642,806,067)                                              $ 642,806,067
                                                                    ============


                      See notes to portfolios of investments.

--------------------------------------------------------------------------------
                                        34

                                U.S. TAX FREE FUND
--------------------------------------------------------------------------------
                             Portfolio of Investments
                                 December 31, 1996

                                                           Principal
                                   Coupon   Maturity         Amount      Value
--------------------------------------------------------------------------------
MUNICIPAL BONDS 91.69%
--------------------------------------------------------------------------------

CALIFORNIA 2.91%
Central Coast Water Authority
  Revenue, Refunding, Series B .... 5.55%   2/15/2011      $ 560,00    $ 560,700
                                                                       ---------

CONNECTICUT 2.81%
Connecticut State Development
  Authority Water Facility
  Revenue, Refunding .............. 7.25%   6/01/2020       500,000      540,625
                                                                       ---------

FLORIDA 3.87%
Florida State Board of Education
  Capital Outlay GO Unlimited,
  Refunding, Series A ............. 7.25%   6/01/2020       700,000      744,625
                                                                       ---------

GEORGIA 3.37%
St. Mary's Housing Authority
  Multifamily Revenue,
  Refunding ....................... 7.375%  9/01/2022       395,000      417,219
Savannah Hospital Authority
  Revenue ......................... 6.20%   7/01/2023       230,000      231,150
                                                                       ---------
                                                                         648,369

HAWAII 2.08%
Hawaii State Dept
  of Budget and Finance ........... 6.00%   07/01/2019      400,000      400,000
                                                                       ---------

ILLINOIS 12.25%
Chicago GO Unlimited Tax,
  Series B ........................ 5.125%  1/01/2013       500,000      473,750
Illinois Development Financing
  Authority Revenue, Series B ..... 6.25%   9/01/2017       250,000      255,313
Illinois Health Facility Authority
  Revenue, Refunding, Series A .... 6.75%   4/15/2012       400,000      423,500
Illinois Health Facility Authority
  Revenue, Series A ............... 6.80%   1/01/2022       400,000      415,500
Illinois Regional Transportation
  Authority Revenue, Series A...... 7.20%   11/01/2020      250,000      300,000
Illinois State University
  Revenue ......................... 5.35%   4/01/2012       500,000      488,750
                                                                       ---------
                                                                       2,356,813

                                                                     (Continued)

--------------------------------------------------------------------------------
                                        35

                                U.S. TAX FREE FUND
--------------------------------------------------------------------------------
                             Portfolio of Investments
                                 December 31, 1996

                                                           Principal
                                   Coupon   Maturity         Amount      Value
--------------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
--------------------------------------------------------------------------------

MASSACHUSETTS 2.74%
Massachusetts State Health
  & Educational Facilities
  Authority Revenue,
  Refunding, Issue A .............. 7.10%   7/01/2021      $500,000    $ 527,500
                                                                       ---------

MICHIGAN 5.25%
Michigan State Building
  Authority Revenue, Series II ..   6.75%   10/01/2011      935,000    1,009,800
                                                                       ---------

MISSISSIPPI 2.08%
Vicksburg Leased Housing
  Corp. Housing Revenue,
  Refunding, Series A ...........   6.125%  2/15/2022       400,000      400,500
                                                                       ---------

NEBRASKA 1.26%
Nebraska Public Power
  District Revenue,
  Refunding, Series B ...........   5.25%   1/01/2013       250,000      242,813
                                                                       ---------

NEVADA 5.72%
Clark County Las Vegas
  Convention & Visitors
  Authority, GO Limited .........   5.20%   1/01/2009       870,000      852,600
Nevada State Municipal Bond
  Bank, Project No. 51,
  GO Limited, Series A ............ 5.20%   1/01/2009       250,000      248,125
                                                                       ---------
                                                                       1,100,725

NEW YORK 1.87%
New York State Dorm
  Authority Revenue ............... 7.375%  7/1/2016        305,000      359,900
                                                                       ---------

NORTH CAROLINA 3.54%
Eastern Municipal Power
  Agency Revenue,
  Refunding, Series A ............. 5.60%   1/01/2010       675,000      681,750
                                                                       ---------

                                                                     (Continued)

--------------------------------------------------------------------------------
                                        36

                                U.S. TAX FREE FUND
--------------------------------------------------------------------------------
                             Portfolio of Investments
                                 December 31, 1996

                                                           Principal
                                   Coupon   Maturity         Amount      Value
--------------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
--------------------------------------------------------------------------------

OHIO 2.49%
Olentangy Local School
  District, GO Limited, Series A .. 6.25%   12/01/2015     $240,000    $ 255,000
South Euclid Special
  Assessment , GO Limited ......... 6.70%   12/01/2014      200,000      224,500
                                                                       ---------
                                                                         479,500
OKLAHOMA 1.43%
Muskogee Pollution Control
  Revenue, Series A ............... 7.00%   3/01/2017       270,000      276,164
                                                                       ---------

PENNSYLVANIA 1.07%
New Castle Area Hospital
  Authority Revenue,
  Refunding, Series A ............. 6.50%   11/15/2017      200,000      205,250
                                                                       ---------

RHODE ISLAND 8.05%
North Providence,
  GO Unlimited, Series A .......... 6.05%   7/01/2013       500,000      530,000
Providence Public Building
  Authority Revenue, Series B...... 7.25%   12/15/2010      450,000      492,750
Rhode Island Depositors
  Economic Protection Corp.,
  Refunding, Series B ............. 5.80%   2/01/2009       500,000      527,500
                                                                       ---------
                                                                       1,550,250

SOUTH CAROLINA 4.17%
Charleston County Resource
  Recovery Revenue, Series A ...... 9.25%   1/01/2010       750,000      801,870
                                                                       ---------

TENNESSEE  5.29%
Hamilton County Industrial
  Development Board Multifamily
  Housing Revenue ................. 6.70%   3/01/2021       720,000      732,600
State Development Authority
 Revenue, Series 1992 ............. 7.00%   10/01/2011      265,000      285,206
                                                                       ---------
                                                                       1,017,806

                                                                     (Continued)

--------------------------------------------------------------------------------
                                        37

                                U.S. TAX FREE FUND
--------------------------------------------------------------------------------
                             Portfolio of Investments
                                 December 31, 1996

                                                           Principal
                                   Coupon   Maturity         Amount      Value
--------------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
--------------------------------------------------------------------------------

TEXAS    11.26%
Boerne Texas Certificates
  of Obligation, GO
  Limited: .........................4.85%   2/01/1997       $20,000      $20,018
                                    4.90%   2/01/1998        25,000       25,007
                                    5.00%   2/01/1999        25,000       25,000
                                    5.10%   2/01/2000        20,000       20,025
                                    5.25%   2/01/2001        30,000       30,000
                                    5.35%   2/01/2002        25,000       25,031
                                    5.45%   2/01/2003        30,000       30,038
                                    5.50%   2/01/2004        25,000       25,063
                                    5.65%   2/01/2005        30,000       30,075
                                    5.75%   2/01/2006        60,000       60,150
Brazos County Health
  Facility Revenue,
  Refunding, Series B: .............6.00%   1/01/2013       210,000      210,525
                                    6.00%   2/01/2019       300,000      296,625
Collin County Texas
  Housing Finance Corp.
  Multifamily Revenue,
  Series A-2: ......................6.00%   3/01/2010       100,000      101,250
                                    6.00%   3/01/2011       230,000      232,875
Comal Independent
  School District: .................4.50%   2/01/1998       110,000      110,065
                                    4.75%   2/01/1999       230,000      230,287
                                    4.90%   2/01/2000       240,000      240,300
                                    5.00%   2/01/2001       255,000      255,319
Pflugerville Independent
  School District,
  Refunding ........................5.45%   8/15/2015       200,000      200,000
                                                                       ---------
                                                                       2,167,653

UTAH 1.01%
Intermountain Power Agency
  Power Supply Revenue,
  Refunding, Series C ..............5.25%   7/01/2014       200,000      194,500
                                                                       ---------

WASHINGTON  1.66%
Seattle Indian Services,
  Refunding ........................6.50%   11/01/2017      500,000      319,106
                                                                       ---------


                                                                     (Continued)

--------------------------------------------------------------------------------
                                        38

                                U.S. TAX FREE FUND
--------------------------------------------------------------------------------
                             Portfolio of Investments
                                 December 31, 1996

                                                           Principal
                                   Coupon   Maturity         Amount      Value
--------------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
--------------------------------------------------------------------------------

WEST VIRGINIA   3.68%
Berkeley County Hospital
  Revenue, Refunding: ..............6.50%   11/01/2009      $115,000   $ 118,737
                                    6.50%   11/01/2022       280,000     283,500
West Virginia State Hospital
  Finance Authority Revenue ........6.10%   1/01/2018        300,000     305,625
                                                                         -------
                                                                         707,862

WYOMING    1.83%
Wyoming Community
  Development Authority,
  Series A .........................6.10%   6/01/2033       350,000      352,187
                                                                       ---------

TOTAL MUNICIPAL BONDS
  (cost $17,463,158) ...............                                  17,646,268
                                                                      ----------


--------------------------------------------------------------------------------
REPURCHASE AGREEMENT   6.80%
--------------------------------------------------------------------------------

Joint Repurchase Agreement,
  6.25% 12/31/96, due 1/2/97,
  repurchase price $1,309,521,
  collateralized in a joint
  repurchase account
  (cost $1,309,066)                                       1,309,066    1,309,066
                                                                    ------------

TOTAL INVESTMENTS 98.49%
  (cost $18,772,224)                                                $ 18,955,334
                                                                    ============


--------------------------------------------------------------------------------
                                HOLDINGS BY RATINGS
--------------------------------------------------------------------------------

                     AAA/Aaa                         42.2%
                     AA/Aa                           14.9%
                     A                               33.0%
                     BBB/Baa                          3.0%
                     NR-Cash Equivalents              6.9%
                                                    -----
                            Total Investments       100.0%
                                                    =====

                     See notes to portfolios of investments.

--------------------------------------------------------------------------------
                                        39

                     UNITED SERVICES NEAR-TERM TAX FREE FUND
--------------------------------------------------------------------------------
                            Portfolio of Investments
                                December 31, 1996

                                                           Principal
                                   Coupon   Maturity         Amount      Value
--------------------------------------------------------------------------------
MUNICIPAL BONDS   95.06%
--------------------------------------------------------------------------------

ALASKA  8.35%
Alaska Municipal Bond Bank
  Authority, Series A, GO ..........4.75%   10/01/1999     $300,000    $ 301,500
Anchorage Alaska Electric
  Utility Revenue ..................7.125%  06/01/2006      200,000      215,500
                                                                       ---------
                                                                         517,000

CALIFORNIA 3.16%
West Hollywood Certificates
  of Participation, Series A .......12.00%  02/01/2000      170,000      195,925
                                                                       ---------

FLORIDA 9.60%
Broward County Resource
  Recovery Revenue .................7.95%   12/01/2008      290,000      319,000
Palm Beach Co.
  Solid Waste Revenue ..............7.90%   07/01/1997      270,000      275,289
                                                                       ---------
                                                                         594,289

HAWAII  4.21%
Hawaii State GO ..................6.80%   09/01/1998      250,000      260,625
                                                                       ---------

LOUISIANA 5.37%
Slidell Sales & Use
  Tax Revenue ......................10.00%  07/01/1999      295,000      332,243
                                                                       ---------

NEBRASKA 4.33%
Nebraska Public Power
  Power District Revenue ...........5.70%   01/01/2005      255,000      268,387
                                                                       ---------

NEVADA  8.25%
Nevada State Municipal Bond
  Bank Project #51, GO
  Series A .........................5.10%   01/01/2008      250,000      249,063
Washoe County Gas & Water
  Facilities Revenue ...............6.30%   12/01/2014      250,000      261,875
                                                                       ---------
                                                                         510,938

NEW JERSEY  4.83%
Washington Township
  Board of Education, GO ...........5.10%   02/01/2008      300,000      298,875
                                                                       ---------

                                                                     (Continued)

--------------------------------------------------------------------------------
                                        40

                      UNITED SERVICES NEAR-TERM TAX FREE FUND
--------------------------------------------------------------------------------
                             Portfolio of Investments
                                 December 31, 1996

                                                           Principal
                                   Coupon   Maturity         Amount      Value
--------------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
--------------------------------------------------------------------------------

OKLAHOMA   3.93%
University of Oklahoma
  Revenue ..........................12.00%  03/01/2000 $    200,000$     243,250
                                                                       ---------

OHIO   5.51%
Ohio State Building
  Authority Revenue: ...............7.30%   03/01/2002      150,000      162,750
                                    7.125%  09/01/2009      175,000      178,623
                                                                       ---------
                                                                         341,373

OREGON  4.88%
Portland Water System
  Revenue ..........................4.80%   08/01/2005      300,000      301,875
                                                                       ---------

SOUTH CAROLINA 7.55%
Charleston County Resource
  Recovery Revenue .................9.25%   01/01/2010      250,000      267,290
Piedmont Municipal
  Power Agency Revenue .............7.40%   01/01/1997      200,000      200,000
                                                                       ---------
                                                                         467,290

TEXAS 20.32%
Comal Independent School
  District Revenue: ................4.25%   02/01/1997      195,000      195,137
                                    4.50%   02/01/1998      105,000      105,062
Coppell Texas Independent
  School District, GO ..............6.50%   08/15/2026      300,000      312,750
Dallas Civic
  Center Revenue ...................6.10%   01/01/2008      205,000      205,654
Harris County                      10.00%   10/01/1999      100,000      114,250
Texas Correctional Facilities
  Financing Corp. Revenue ..........6.85%   09/15/2004      300,000      325,500
                                                                       ---------
                                                                       1,258,353

WASHINGTON 4.77%
State Public Power Supply
  System Nuclear Project
  No. 2 Revenue ....................4.375%  07/01/2000      300,000      295,500
                                                                       ---------

TOTAL MUNICIPAL BONDS (cost $5,870,664)                                5,885,923
                                                                       ---------


                                                                     (Continued)

--------------------------------------------------------------------------------
                                       41

                      UNITED SERVICES NEAR-TERM TAX FREE FUND
--------------------------------------------------------------------------------
                             Portfolio of Investments
                                 December 31, 1996

                                                  Principal
                              Coupon   Maturity     Amount          Value
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT   2.54%
--------------------------------------------------------------------------------

Joint  Repurchase  Agreement,
  6.25%,  12/31/96,  due 1/2/97,
  repurchase  price $157,139,
  collateralized in a joint
  repurchase account
  (cost $157,084)                                     $  157,084    $    157,084
                                                                    ------------

TOTAL INVESTMENTS   97.60%
  (cost $6,027,748)                                                 $  6,043,007
                                                                    ============

--------------------------------------------------------------------------------
                                HOLDINGS BY RATINGS
--------------------------------------------------------------------------------

                      AAA/Aaa                          37.4%
                      AA/Aa                            25.9%
                      A                                30.9%
                      BBB/Baa                           3.2%
                      NR-Cash Equivalents               2.6%
                                                      -----
                        Total Investments             100.0%
                                                      =====

                      See notes to portfolios of investments.

--------------------------------------------------------------------------------
                                        42

                           U.S. ALL AMERICAN EQUITY FUND
--------------------------------------------------------------------------------
                             Portfolio of Investments
                                 December 31, 1996

                                                         Shares           Value
--------------------------------------------------------------------------------
COMMON STOCKS   89.28%
--------------------------------------------------------------------------------

AEROSPACE 1.56%
The Boeing Company ..................................     1,475      $  156,903
Rockwell International Corp. ........................     1,800         109,575
                                                                     ----------
                                                                        266,478

BANKS 3.39%
Banc One Corporation ................................     1,760          75,680
Bank America Corporation ............................     1,500         149,625
Chase Manhattan Corporation .........................       900          80,325
CitiCorp ............................................     1,600         164,800
Nations Bank Corporation ............................     1,100         107,525
                                                                     ----------
                                                                        577,955

BEVERAGES 5.61%
Anheuser-Busch Companies Inc. .......................     2,000          80,000
The Coca-Cola Co. ...................................    11,000         578,875
Pepsi Co., Inc. .....................................     8,000         239,850
The Seagram Co., Ltd. (Canada) ......................     1,500          58,125
                                                                     ----------
                                                                        956,850

BROADCAST/MEDIA .30%
TCI Satellite Entertainment, Inc. ...................       220           2,173*
Tele-Communications, Inc. ...........................
  Liberty Media Group ...............................       550          15,709*
U.S. West, Inc. Media Group .........................     1,800          33,300
                                                                     ----------
                                                                         51,182

CHEMICALS 2.00%
The Dow Chemical Company ............................     1,100          86,212
E.I. du Pont de Nemours and Company .................     2,700         254,812
                                                                     ----------
                                                                        341,024

COMPUTER SOFTWARE/HARDWARE 13.97%
Automatic Data Processing, Inc. .....................     2,200          94,325
The BISYS Group, Inc. ...............................     6,000         222,375*
BMC Software, Inc. ..................................     2,000          82,750*
Ceridian Corporation ................................     1,000          40,500*
Cisco Systems, Inc. .................................     3,000         190,875*
Compaq Computer Corporation .........................     1,000          74,250*
First Data Corporation ..............................     8,000         292,000
Hewlett-Packard Company .............................     4,000         201,000
IBM Corporation .....................................     2,800         422,800
Informix Corporation ................................     1,000          20,375*


                                                                     (Continued)

--------------------------------------------------------------------------------
                                        43

                           U.S. ALL AMERICAN EQUITY FUND
--------------------------------------------------------------------------------
                             Portfolio of Investments
                                 December 31, 1996

                                                         Shares           Value
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------

COMPUTER SOFTWARE/HARDWARE (CONTINUED)
InterVoice, Inc. ....................................     3,000      $   36,750*
Lucent Technologies, Inc. ...........................     3,000         138,750
Microsoft Corporation ...............................     5,600         462,700*
Oracle Systems Corp. ................................     2,475         103,331*
                                                                     ----------
                                                                      2,382,781

ELECTRONICS .63%
Emerson Electric Company ............................       900          87,075
Lo-Jack Corporation .................................     2,000          20,000*
                                                                     ----------
                                                                        107,075*

ENTERTAINMENT 2.14%
Time Warner, Inc. ...................................     1,500          56,250
Viacom, Inc. ........................................     1,500          51,750*
The Walt Disney Company .............................     3,700         257,612
                                                                     ----------
                                                                        365,612

FINANCIAL 2.36%
American Express Corporation ........................     1,900         107,350
Federal Home Loan Mortgage Corp. ....................       700          77,087
Federal National Mortgage Association ...............     4,000         149,000
J.P. Morgan & Co., Inc. .............................       700          68,337
                                                                     ----------
                                                                        401,774

FOOD 1.37%
Archer-Daniels-Midland Company ......................     2,205          48,510
Earthgrains Company .................................        40           2,090
H.J. Heinz Company ..................................     1,500          53,625
Kellogg Company .....................................       900          59,063
Sara Lee Corp. ......................................     1,900          70,775
                                                                     ----------
                                                                        234,063

HEALTHCARE 12.83%
Abbott Laboratories .................................     3,000         152,250
Allegiance Corporation ..............................       220           6,078
American Home Products Corp. ........................     2,200         128,975
Baxter International Inc. ...........................     1,100          45,100
Bristol-Myers Squibb Co. ............................     1,700         184,875
Columbia/HCA Healthcare Corp. .......................     3,600         146,700
Eli Lilly and Company ...............................     2,198         160,454
Guidant Corporation .................................       352          20,064


                                                                     (Continued)

--------------------------------------------------------------------------------
                                       44

                           U.S. ALL AMERICAN EQUITY FUND
--------------------------------------------------------------------------------
                             Portfolio of Investments
                                 December 31, 1996

                                                         Shares           Value
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------

HEALTHCARE (CONTINUED)
Humana, Inc. ........................................     5,000      $   95,625*
Imation Corporation .................................       170           4,781*
Johnson & Johnson ...................................     8,000         398,000
Merck & Co. Inc. ....................................     5,000         396,250
Pfizer Inc. .........................................     3,400         281,775
Schering-Plough Corp. ...............................     1,400          90,650
Transitional Hospitals Corp. ........................        18             173*
Warner-Lambert Co. ..................................     1,000          75,000
                                                                     ----------
                                                                      2,186,750

HOUSEHOLD PRODUCTS 2.91%
Colgate-Palmolive Co. ...............................       700          64,575
The Gillette Co. ....................................     1,400         108,850
The Procter & Gamble Co. ............................     3,000         322,500
                                                                     ----------
                                                                        495,925

INSURANCE 3.75%
Allstate Corporation ................................     1,297          75,064
American Annuity Group, Inc. ........................     7,000          98,875
American International Group, Inc. ..................     1,800         194,850
General RE Corporation ..............................       800         126,200
ITT Hartford Group, Inc. ............................       400          27,000
Travelers Group, Incorporated .......................     2,600         117,975
                                                                     ----------
                                                                        639,964

MANUFACTURING 1.32%
Allied Signal Inc. ..................................     1,100          73,700
ITT Industries, Inc. ................................       400           9,800
Minnesota Mining & Mfg. Co. .........................     1,700         140,888
                                                                     ----------
                                                                        224,388

MOTOR VEHICLES 2.14%
Chrysler Corporation ................................     2,130          70,290
Ford Motor Company ..................................     4,000         127,500
General Motors Corporation ..........................     3,000         167,250
                                                                     ----------
                                                                        365,040

OIL REFINING/DISTRIBUTION 6.84%
Amoco Corp. .........................................     1,700         136,850
Atlantic Richfield Company ..........................       600          79,500
Chevron Corporation .................................     2,600         169,000
Exxon Corporation ...................................     2,900         284,200


                                                                     (Continued)
--------------------------------------------------------------------------------
                                       45

                           U.S. ALL AMERICAN EQUITY FUND
--------------------------------------------------------------------------------
                             Portfolio of Investments
                                 December 31, 1996

                                                         Shares           Value
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------

OIL REFINING/DISTRIBUTION (CONTINUED)
Mobil Corp. .........................................     1,600      $  195,600
Phillips Petroleum Co. ..............................     1,100          48,675
Royal Dutch Petroleum Co. (Netherlands) .............       900         153,675
Texaco, Inc. ........................................     1,000          98,125
                                                                     ----------
                                                                      1,165,625

RESTAURANTS 1.12%
Darden, Inc. ........................................       600           5,250
McDonald's Corp. ....................................     3.800         171,950
Uno Restaurant Corporation ..........................     2,000          13,250*
                                                                     ----------
                                                                        190,450

RETAIL 3.20%
Best Buy Company, Inc. ..............................     5,000          53,125*
The Home Depot, Inc. ................................     1,800          90,225
OfficeMax, Inc. .....................................     5,000          53,125*
Sears, Roebuck and Co. ..............................     2,400         110,700
Toys "R" Us, Inc. ...................................     1,100          33,000*
Wal-Mart Stores, Inc. ...............................     9,000         205,875
                                                                     ----------
                                                                        546,050

SEMICONDUCTORS 4.02%
Applied Materials, Inc. .............................     1,000          35,938*
Intel Corporation ...................................     3,200         419,000
Motorola, Inc. ......................................     2,300         141,163
Texas Instruments Incorporated ......................     1,400          89,250
                                                                     ----------
                                                                        685,351

TELECOMMUNICATIONS 7.96%
360 Communications Company ..........................       466          10,776*
Airtouch Communications, Inc. .......................     2,000          50,500*
Ameritech Corp. .....................................     2,000         121,250
AT&T ................................................     7,500         326,250
Bell Atlantic Corporation ...........................     1,600         103,600
BellSouth Corp. .....................................     3,600         145,350
GTE Corp. ...........................................     3,800         172,900
MCI Communications Corp. ............................     2,700          88,256
NYNEX Corp. .........................................     1,700          81,813
SBC Communications, Inc. ............................     2,200         113,850
Sprint Corp. ........................................     1,400          55,825
Tele-Communications, Inc., Class A ..................     2,200          28,738
U.S. West, Inc. Communications Group ................     1,800          58,050*
                                                                     ----------
                                                                      1,357,158

                                                                     (Continued)
--------------------------------------------------------------------------------
                                        46

                           U.S. ALL AMERICAN EQUITY FUND
--------------------------------------------------------------------------------
                             Portfolio of Investments
                                 December 31, 1996

                                                         Shares           Value
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------

WASTE MANAGEMENT .59%
Browning Ferris Industries, Inc. ....................     1,600      $   42,000
WMX Technologies, Inc. ..............................     1,800          58,725
                                                                     ----------
                                                                        100,725

MISCELLANEOUS 9.27%
Amway Asia Pacific Ltd. .............................
  (wholesale distributor) (Hong Kong) ...............     2,000          84,750
Caterpillar Inc. (machinery) ........................       800          60,200
Continental Homes Holding Corp. .....................
  (homebuilding) ....................................     1,300          27,625
Eastman Kodak Co. (photography, imaging) ............     1,300         104,325
Equity Corporation International
 (funeral services) .................................     2,000          40,000*
General Electric (conglomerate) .....................     6,400         632,800
Helen of Troy Limited
 (personal care) ....................................     2,000          44,000*
ITT Corp. (conglomerate) ............................       400          17,350*
Oxford Resources Corporation
  (automobile leasing) ..............................     1,000          30,875*
Pacific Gas and Electric Company (utilities) ........     1,700          35,700
Philip Morris Companies Inc. (tobacco) ..............     3,900         439,238
Xerox Corp. (office equipment) ......................     1,200          63,150
                                                                     ----------
                                                                      1,580,013

TOTAL COMMON STOCKS (cost $9,878,033)                                15,222,233
                                                                     ----------
                                                      Principal
                                                         Amount

--------------------------------------------------------------------------------
REPURCHASE AGREEMENT     12.09%
--------------------------------------------------------------------------------

Joint Repurchase Agreement, 6.25%,
  12/31/96, due 1/2/97, repurchase
  price $2,062,342, collaterized
  in a joint repurchase account
  (cost $2,061,626)                                 $ 2,061,626       2,061,626
                                                                    -----------

TOTAL INVESTMENTS  101.37%
  (cost $11,939,659)                                               $ 17,283,859
                                                                    ===========



                      See notes to portfolios of investments.

--------------------------------------------------------------------------------
                                        47

                                 U.S. INCOME FUND
--------------------------------------------------------------------------------
                             Portfolio of Investments
                                 December 31, 1996

                                                         Shares           Value
--------------------------------------------------------------------------------
COMMON STOCKS  92.72%
--------------------------------------------------------------------------------

AUTOMOBILES 1.00%
Ford Motor Company ..................................     3,000      $   95,625
                                                                     ----------

BEVERAGES-SOFT DRINK .91%
Pepsico .............................................     3,000          87,750
                                                                     ----------

COMMUNICATION EQUIPMENT 1.52%
Lucent Technology ...................................     3,148         145,595
                                                                     ----------

CONGLOMERATE .46%
Hanson, plc ADR (UK) ................................     6,500          43,875
                                                                     ----------

FOOD & HEALTH DISTRIBUTION 1.02%
Sysco Corp. .........................................     3,000          97,875
                                                                     ----------

ELECTRIC, GAS AND WATER UTILITIES 22.11%
AGL Resources, Inc. .................................     3,300          69,713
American Electric Power Company .....................     2,000          82,250
Baltimore Gas and Electric Company ..................     3,000          80,250
Calenergy, Inc. .....................................     5,000         168,125*
Carolina Power and Light ............................     2,500          91,250
Central & South West Corporation ....................     5,000         128,125
DPL Inc. ............................................     4,000          98,000
DQE Inc. ............................................     4,000         116,000
Duke Power Company ..................................     1,500          69,375
Empresa Nacional de Electricidad, SA, ADR (Spain) ...     2,000         140,000
GPU, Inc. ...........................................     5,000         168,125
Houston Industries, Inc. ............................     8,000         181,000
Minnesota Power & Light Company .....................     3,000          82,500
Public Service Company of Colorado ..................     4,000         155,500
Sierra Pacific Resources ............................     5,000         143,750
Texas Utilities Company .............................     2,000          81,500
TNP Enterprises .....................................     2,000          54,750
Washington Water Power Company ......................     5,000          93,125
Western Resources ...................................     4,000         123,500
                                                                     ----------
                                                                      2,126,838

                                                                     (Continued)

--------------------------------------------------------------------------------
                                        48

                                 U.S. INCOME FUND
--------------------------------------------------------------------------------
                             Portfolio of Investments
                                 December 31, 1996

                                                         Shares           Value
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------

FINANCIAL SERVICES  2.16%
Allied Irish Banks, plc. ADR (Ireland) ..............     3,500      $   96,688
First Australia Prime Income Funds, Inc. ............    12,600         111,038
                                                                     ----------
                                                                        207,726

HOMEBUILDING .99%
Rouse Company .......................................     3,000          95,250
                                                                     ----------

HOUSEWARES .95%
Rubbermaid Inc. .....................................     4,000          91,000
                                                                     ----------

INSURANCE 1.26%
Travelers Group Inc. ................................     2,667         121,000
                                                                     ----------

INVESTMENT BANK/BROKERAGE 2.16%
A.G. Edwards ........................................     3,500         117,688
Everen Capital Corp. ................................     4,000          89,500
                                                                     ----------
                                                                        207,188

NATURAL GAS TRANSMISSION & DISTRIBUTION 14.16%
The Coastal Corp. ...................................     5,000         244,375
Consolidated Natural Gas Company ....................     3,000         165,750
Enron Corp. .........................................     3,500         150,938
MCN Corp. ...........................................     4,000         115,500
New Jersey Resources Corp. ..........................     5,000         146,250
Peoples Energy Corp. ................................     3,000         101,625
Sonat Inc. ..........................................     3,000         154,500
The Williams Companies, Inc. ........................     7,500         281,250
                                                                     ----------
                                                                      1,360,188

OIL AND GAS 5.56%
AMOCO Corporation ...................................     1,000          80,500
Chevron Corporation .................................     1,500          97,500
Exxon Corp. .........................................     1,000          98,000
Mobil Corp. .........................................     1,000         122,250
PanEnergy Corporation ...............................     3,030         136,350
                                                                     ----------
                                                                        534,600

PHOTOGRAPHY/IMAGING 1.10%
Xerox Corp. .........................................     2,000         105,250
                                                                     ----------

                                                                     (Continued)

--------------------------------------------------------------------------------
                                        49

                                 U.S. INCOME FUND
--------------------------------------------------------------------------------
                             Portfolio of Investments
                                 December 31, 1996

                                                         Shares           Value
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS   14.01%
American Health Properties, Inc. ....................     3,000      $   71,625
Carr Property Trust .................................     4,000         117,000
Essex Property Trust ................................     3,000          88,125
Evans Withycombe Residential ........................    10,000         210,000
Glimcher Realty Trust ...............................     5,000         110,000
Kranzco Realty Trust ................................    10,000         168,750
Liberty Property Trust ..............................     4,000         103,000
Security Capital Industrial Trust ...................     8,000         171,000
Security Capital Pacific ............................     5,000         114,375
Shurgard Storage ....................................     3,000          88,875
Taubman Centers Inc. ................................     8,000         103,000
                                                                     ----------
                                                                      1,345,750

SERVICES 2.64%
Dun & Bradstreet ....................................     2,000          47,500
Electric Data Systems Corp. .........................     2,000          86,500
First Data Corp. ....................................     3,276         119,574
                                                                     ----------
                                                                        253,574

TELEPHONE/TELECOMMUNICATIONS 20.71%
360 Communications Company ..........................     4,166          96,339*
AT&T ................................................     2,000          87,000
Air Touch Communications, Inc. ......................     6,000         151,500*
Bell Atlantic Corporation ...........................     1,500          97,125
Century Telephone Enterprises, Inc. .................     3,500         108,063
Comsat ..............................................     5,000         123,125
Frontier Corp. ......................................     3,500          79,188
GTE Corporation .....................................     3,500         159,250
Hong Kong Telecommunications Ltd., ADR
  (Hong Kong) .......................................     6,156         100,035
MCI Communications Corp. ............................     6,000         196,125
NYNEX Corporation ...................................     1,500          72,183
SBC Communications, Inc. ............................     2,000         103,500
Sprint Corp. ........................................     3,000         119,625
Telefonica de Espana, SA, ADS (Spain) ...............     2,000         138,500
US West, Inc. Communications Group ..................     5,000         161,250
US West, Inc. Media Group ...........................     5,000          92,500*
WorldCom, Inc. ......................................     4,000         104,250*
                                                                     ----------
                                                                      1,989,558

TOTAL COMMON STOCKS (cost $7,541,713) ...............                 8,908,642
                                                                     ----------

                                                                    (Continued)

--------------------------------------------------------------------------------
                                        50

                                 U.S. INCOME FUND
--------------------------------------------------------------------------------
                             Portfolio of Investments
                                 December 31, 1996

                                                         Shares           Value
--------------------------------------------------------------------------------
PREFERRED STOCKS 4.39%
--------------------------------------------------------------------------------

ELECTRIC UTILITIES 1.75%
GTE Corporation,  8.75%, Series Y ...................     3,000      $   79,125
Public Service Enterprise Group, Inc.,
  8.625%, Series A ..................................     3,500          88,813
                                                                     ----------
                                                                        167,938

REAL ESTATE INVESTMENT TRUSTS 2.64%
Public Storage, Inc., 8.875%, Series G ..............     5,000         127,500
Walden Resources Property, 9.20% Unit ...............     5,000         126,016
                                                                     ----------
                                                                        253,516

TOTAL PREFERRED STOCKS (cost $416,550) ..............                   421,454
                                                                     ----------


                                                      Principal
                                                         Amount

--------------------------------------------------------------------------------
CONVERTIBLE SECURITIES   1.79%
--------------------------------------------------------------------------------

PETROCHEMICAL AND COAL PRODUCTS
Atlantic Richfield Co. Exchangeable
  Note, 9.00%, 9/15/97, mandatorily
  exchangeable at maturity into Lyondell
  Petrochemical Company common stock                  $   8,000         172,000
                                                                   ------------

TOTAL CONVERTIBLE SECURITIES (cost $194,750)                            172,000
                                                                   ------------


--------------------------------------------------------------------------------
REPURCHASE AGREEMENT   1.42%
--------------------------------------------------------------------------------

Joint Repurchase Agreement, 6.25%,
  12/31/96, due 1/2/97, repurchase
  price $137,330, collateralized
  in a joint repurchase account
  (cost $137,282)                                       137,282         137,282
                                                                   ------------

TOTAL INVESTMENTS  100.32%
  (cost $8,290,295)                                                $  9,639,378
                                                                    ===========



                      See notes to portfolios of investments.

--------------------------------------------------------------------------------

                               U.S. REAL ESTATE FUND
--------------------------------------------------------------------------------
                             Portfolio of Investments
                                 December 31, 1996

                                                         Shares           Value
--------------------------------------------------------------------------------
COMMON STOCKS 85.02%
--------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS   73.82%

APARTMENTS 20.11%
Avalon Properties, Inc. .............................    13,500      $  388,125
Bay Apartment Communities ...........................    13,000         468,000
BRE Properties, Inc. ................................    14,000         346,500
Camden Property Trust ...............................    15,000         423,375
Colonial Properties Trust ...........................     8,000         243,000
Columbus Realty Trust ...............................    12,000         273,000
Equity Residential Properties Trust .................     6,500         268,125
Essex Property Trust, Inc. ..........................    12,000         352,500
Oasis Residential, Inc. .............................    16,500         375,375
Post Properties, Inc. ...............................    10,000         402,500
Security Capital Atlantic Inc. ......................    15,000         367,500
Security Capital Pacific Trust ......................    18,000         411,750
                                                                     ----------
                                                                      4,319,750

DIVERSIFIED 7.12%
Duke Realty Investments, Inc. .......................    11,000         423,500
First Union Real Estate Investments .................    15,000         183,750
Liberty Property Trust ..............................    11,500         296,125
Santa Anita Realty Enterprises, Inc. ................     6,000         157,500
Spieker Properties, Inc. ............................    13,000         468,000
                                                                     ----------
                                                                      1,528,875

HEALTHCARE 1.98%
LTC Properties, Inc. ................................    23,000         425,500
                                                                     ----------

HOTEL/RESTAURANT 7.70%
Boykin Lodging Company ..............................     7,500         179,610
FelCor Suite Hotels, Inc. ...........................    13,000         459,875
Patriot American Hospitality, Inc. ..................    12,000         517,500
Starwood Lodging Trust ..............................     9,000         496,125
                                                                     ----------
                                                                      1,653,110

MANUFACTURED HOME 2.00%
Manufactured Home Communities, Inc. .................    18,500         430,125
                                                                     ----------


                                                                     (Continued)

--------------------------------------------------------------------------------
                                        52

                               U.S. REAL ESTATE FUND
--------------------------------------------------------------------------------
                             Portfolio of Investments
                                 December 31, 1996

                                                         Shares           Value
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (CONTINUED)

OFFICE PROPERTY 17.29%
Arden Realty Group, Inc. ............................    14,000      $  388,500
Beacon Properties Corporation .......................    13,000         476,125
Brandywine Realty Trust .............................    11,500         224,250
Cali Realty Corporation .............................    15,000         463,125
CarrAmerica Realty Corporation ......................    19,000         555,750
Highwoods Properties, Inc. ..........................    13,000         438,750
Prentiss Properties Trust ...........................    10,000         250,000
Reckson Associates Realty Corporation ...............    11,200         473,200
TriNet Corporate Realty Trust, Inc. .................    12,500         443,750
                                                                     ----------
                                                                      3,713,450

REGIONAL MALLS 2.16%
Simon DeBartolo Group, Inc. .........................    15,000         465,000
                                                                     ----------

SHOPPING CENTERS 7.63%
Developers Diversified Realty Corp. .................    12,000         445,500
Excel Realty Trust, Inc. ............................    12,000         304,500
Federal Realty Investment Trust .....................    10,000         271,250
Glimcher Realty Trust ...............................    15,000         330,000
Regency Realty Corporation ..........................    11,000         288,750
                                                                     ----------
                                                                      1,640,000

STORAGE 3.83%
Public Storage, Inc. ................................    19,000         589,000
Sovran Self Storage, Inc. ...........................     7,500         234,375
                                                                     ----------
                                                                        823,375

WAREHOUSE/INDUSTRIAL 4.00%
Bedford Property Investors, Inc. ....................    23,000         402,500
First Industrial Realty Trust, Inc. .................    15,000         455,625
                                                                     ----------
                                                                        858,125

OTHER 11.20%

HOTEL FACILITIES 4.69%
Aztar Corporation ...................................    13,000          91,000*
Host Marriott Corp. .................................    29,900         478,400*
ITT Corporation .....................................    10,000         437,250*
                                                                     ----------
                                                                      1,006,650

                                                                     (Continued)

--------------------------------------------------------------------------------
                                        53

                               U.S. REAL ESTATE FUND
--------------------------------------------------------------------------------
                             Portfolio of Investments
                                 December 31, 1996

                                                         Shares           Value
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------

OTHER  (CONTINUED)

REAL ESTATE DEVELOPMENT 2.65%
Catellus Development Corporation ....................    25,000      $  284,375*
Rouse Company .......................................     9,000         285,750
                                                                     ----------
                                                                        570,125

MISCELLANEOUS 3.86%
Lend Lease Corporation Limited
  (real estate and financial
   services) (Australia) ............................     7,500         145,320
Skyline Corporation
 (manufactured mobile and
  multi-sectional homes) ............................    10,000         247,500
Trizec Hahn Corporation
  (diversified operations) ..........................    19,800         435,600
                                                                     ----------
                                                                        828,420

TOTAL COMMON STOCKS (cost $15,616,592) ..............                18,262,505
                                                                     ----------

--------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCK   1.01%
--------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS

Security Capital Industrial Trust, 7%, Series B
  (cost $200,000) ...................................     8,000         218,000
                                                                     ----------

                                                      Principal
                                                         Amount

--------------------------------------------------------------------------------
REPURCHASE AGREEMENT    8.33%
--------------------------------------------------------------------------------

Joint Repurchase Agreement, 6.25%,
  12/31/96, due 1/2/97, repurchase price
  $1,790,617, collateralized in a joint
  repurchase account (cost $1,789,995)               $1,789,995       1,789,995
                                                                 --------------

TOTAL INVESTMENTS 94.36% (cost $17,606,587)                       $  20,270,500
                                                                   ============


                      See notes to portfolios of investments.

--------------------------------------------------------------------------------
                                        54

                    UNITED SERVICES INTERMEDIATE TREASURY FUND
--------------------------------------------------------------------------------
                             Portfolio of Investments
                                 December 31, 1996

                                                     Principal
                                Coupon    Maturity    Amount            Value
--------------------------------------------------------------------------------
UNITED STATES GOVERNMENT OBLIGATIONS 98.51%
--------------------------------------------------------------------------------

United States Treasury Note

                                  7.5%   11/15/2001  $800,000        $  842,704
                                                                     ----------

TOTAL INVESTMENTS               98.51%
  (cost $835,629)                                                    $  842,704
                                                                     ==========


                      See notes to portfolios of investments.

--------------------------------------------------------------------------------
                                        55

                       NOTES TO PORTFOLIOS OF INVESTMENTS
--------------------------------------------------------------------------------

LEGEND

   *  -  Non-income producing security
   +  -  Affiliated company (see below)
 ADR  -  American Depository Receipt
 COP  -  Certificate of Participation
 GDR  -  Global Depository Receipt
 GO   -  General Obligation Bond
 IDR  -  International Depository Receipt
 RS   -  Restricted Security (see below)
 WI   -  When issued security

GENERAL
The percentages shown represent the percentage of investments to net assets of the fund. The yields reflect the yield as of December 31, 1996. Variable Rate Notes have periodic reset features which effectively shorten the maturity dates and reset the interest rates as tied to various interest bearing instruments.

JOINT REPURCHASE AGREEMENT ACCOUNT - SEE ALSO NOTE 1 TO FINANCIAL STATEMENTS
The terms of the repurchase agreements and the securities held as collateral in the joint repurchase agreement account at December 31, 1996 were:

Lehman Brothers, Inc. repurchase agreement, 6.25%, 12/31/96, due 1/2/97:
        $48,040,000 U. S. Treasury  Note, 6.0%, 8/15/99
Total principal amount: $48,273,746; Total repurchase value: $48,290,508

Donaldson, Lufkin, Jenrette repurchase agreement, 6.25%, 12/31/96, due 1/2/97:
        $16,489,000 U. S. Treasury  Bill, 10/16/97
        $14,252,000 U. S. Treasury  Note,  7.125%, 10/15/98
Total principal amount: $30,000,000; Total repurchase value: $30,010,417

Dean Witter, Inc. repurchase agreement, 6.0%, 12/31/96, due 1/2/97:
        $10,385,000 U. S. Treasury  Bill, 6/26/97
        $ 9,143,000 U. S. Treasury  Bill, 5/29/97
        $ 4,000,000 U. S. Treasury  Note, 7.0%, 4/15/99
        $ 2,105,000 U. S. Treasury  Note, 7.5%, 11/15/01
        $ 4,025,000 U. S. Treasury  Note, 10.75%, 2/15/03
Total principal amount: $30,000,000; Total repurchase value: $30,010,000

Each participating fund had its respective percentage of an undivided interest in the account.

                       NOTES TO PORTFOLIOS OF INVESTMENTS
--------------------------------------------------------------------------------

RESTRICTED SECURITIES - INDICATED IN PORTFOLIO OF INVESTMENTS AS "RS"
The following securities are subject to legal or contractual restriction on their resale. The issuer bears the costs of registration, if any, involved in the disposition of these securities.


                                                               PRICE OF UNRESTRICTED
                                                                     SHARES ON:
                                                              ------------------------
                                      ACQUISITION  COST PER   AGREEMENT    ENFORCEABLE
SECURITY                                  DATE       SHARE      DATE          DATE
------------------------------------  -----------  ---------  ---------    -----------
U.S. WORLD GOLD FUND
  COMMON STOCKS
Altoro Gold Corp.                     12/05/96     $    0.55      $0.55       $0.55
Gold Corporation of Africa Ltd.       08/18/96     $    2.00        n/a         n/a
Laguna Gold Company                   10/30/96     $    0.75      $1.04         n/a
Miranda Mining Development Corp.      03/25/96     $    1.13        n/a         n/a
Zimasco Consolidated Enterprises Ltd. 06/15/95     $    2.50        n/a         n/a
  WARRANTS AND UNITS
Altoro Gold Corp.                     12/05/96     $    1.47      $1.47         n/a
Ancash Resources                      10/01/96     $    0.73        n/a         n/a
Arogosy Mining Corporation            06/17/96     $    0.00        n/a         n/a
Birch Mountain Resources, Ltd.        04/04/96     $    0.00        n/a         n/a
Canyon Resources Corp.                03/27/96     $    0.00        n/a         n/a
Eldorado Gold Corporation Ltd.        12/03/96     $    6.75      $6.67       $6.67
Fischer-Watt Gold Company, Inc.       10/13/95     $    0.15      $0.38       $0.34
IAMGOLD International African
  Mining Gold Corporation             07/12/95     $    0.00        n/a         n/a
Lone Star Exploration N.L.            03/20/96     $    0.00        n/a         n/a
Nevsun Resources Ltd.
   Purchase Warrants                  09/21/95     $    0.00        n/a         n/a
Nevsun Resources Ltd.
  Special Warrants                    09/09/96     $    7.29      $7.74       $7.74
Osmium Holdings S.A.                  10/22/96     $1,191.00        n/a         n/a
Panorama Resources N.L.               11/18/96     $    0.40      $0.52       $0.43
Patrician Gold Mines Ltd.             08/31/95     $    0.00        n/a         n/a
Taseko Mines Ltd.                     06/21/96     $    0.00        n/a         n/a
Tenke Mining Corp.
   (formerly Consolidated Eurocan
   Ventures Ltd.)                     09/10/96     $    3.73      $5.13       $5.13
Tombstone Exploration Company Ltd.    05/01/96     $    0.00        n/a         n/a
Venoro Gold corp., Class A            08/29/96     $    0.33      $0.32       $0.38
Virginia Gold Mines, Inc.             07/11/96     $    0.00        n/a         n/a



AT DECEMBER 31, 1996, TOTAL COST OF RESTRICTED SECURITIES WAS $8,183,010 AND THE TOTAL VALUE WAS $11,241,620, REPRESENTING 4.77% OF NET ASSETS.

                       NOTES TO PORTFOLIOS OF INVESTMENTS
--------------------------------------------------------------------------------

RESTRICTED SECURITIES (CONTINUED)

                                                               PRICE OF UNRESTRICTED
                                                                     SHARES ON:
                                                              ------------------------
                                      ACQUISITION  COST PER   AGREEMENT    ENFORCEABLE
SECURITY                                  DATE       SHARE      DATE          DATE
------------------------------------  -----------  ---------  ---------    -----------
U. S. GLOBAL RESOURCES FUND
  COMMON STOCK
Combined Metals Reduction Co.         03/19/85 to
                                      07/17/85     $    1.40      n/a            n/a
Epic Energy, Inc.                     11/06/96     $    0.30    $1.27          $1.16
Goldbeam Resources Ltd.               05/15/85 to
                                      05/21/85     $    2.55      n/a            n/a
Lafayette Paper Mills Limited         02/21/96     $    0.25      n/a            n/a
Zimasco Consolidated Enterprises
 Enterprises Ltd.                     06/15/95     $    2.50      n/a            n/a
  WARRANTS AND UNITS
A&B GeoScience Corporation            05/15/96     $    0.00      n/a            n/a
Adex Mining Corporation               07/07/95     $    0.00      n/a            n/a
Epic Energy, Inc.                     11/06/96     $    0.75    $1.27          $1.16
Fischer-Watt Gold Company, Inc.       10/13/95     $    0.15    $0.38          $0.34
Hurricane Hydrocarbons Ltd.           08/30/96     $    3.29    $4.24          $4.24
Minco Mining & Metals Corporation     06/07/96     $    1.87    $2.71          $2.71
Osmium Holdings                       10/22/96     $1,919.00      n/a                      n/a
Reunion Mining plc                    04/18/94     $    0.00      n/a            n/a
Tenke Mining Corporation              09/10/96     $    3.73    $5.13          $5.13


AT DECEMBER 31, 1996, THE TOTAL COST OF RESTRICTED SECURITIES WAS $2,499,318 AND THE TOTAL VALUE WAS $1,477,946, REPRESENTING 5.08% OF NET ASSETS.

                           U.S. GLOBAL INVESTORS FUNDS
--------------------------------------------------------------------------------

                      [THIS PAGE INTENTIONALLY LEFT BLANK]



                                                 NOTES TO PORTFOLIOS OF INVESTMENTS
-----------------------------------------------------------------------------------------------------------------------------------

AFFILIATED COMPANIES

The  Investment  Company Act of 1940 defines  affiliates  as companies  in which a Fund owns at least 5% of the  outstanding  voting securities. The following is a summary of transactions with each affiliated company during the six months ended December 31, 1996.


                                                                               CHANGE IN
                                                                               UNREALIZED     MARKET VALUE                REALIZED
                                   MARKET VALUE   PURCHASES     SALES AT      APPRECIATION    DECEMBER 31,    DIVIDEND     GAINS
                                   JUNE 30, 1996   AT COST        COST       (DEPRECIATION)       1996         INCOME     (LOSSES)
                                   -------------  ---------   -------------  --------------   ------------    --------  -----------
U.S. GOLD SHARES FUND
East Daggafontein Mines Ltd. ..... $ 2,984,055    $    -0-    $ 4,734,121    $ 1,750,066       $   -0-        $275,191  $(1,234,307)
Eastern Transvaal Consol-
   idated Ltd., ADR ..............   7,778,875         --      8,986,782(1)    1,207,907           -0-            -0-       763,858
Kinross Mines Ltd., ADR ..........   9,354,650         --      9,454,764(1)      100,114           -0-            -0-    (1,621.837)
Kinross Mines Ltd. ...............   1,075,000         --      1,316,477(1)      241,477           -0-             --           --
Sub Nigel Gold Mining Co. ........
   Ltd., ADR .....................      54,184         --           --            13,546        67,730             --           --
                                                                                               -------       ---------  ------------
                                                                                               $67,730        $275,191  $(2,092,286)
                                                                                               =======       =========  ============
U.S. GLOBAL RESOURCES FUND
Goldbeam Resources Ltd.                    -0-         --           --              --             -0-              --            --
                                                                                               -------       ---------  ------------
                                                                                               $   -0-       $      --  $         --
                                                                                               =======       =========  ============
U.S. WORLD GOLD FUND
AMT International Mining
  Corp. Units ....................     824,875      146,146          --          331,422    $1,302,443       $      --  $        --
Boron Chemicals International Ltd.         -0-    1,439,600          --          411,970     1,851,570              --           --
Cathedral Gold Corp. .............   1,419,516           --      204,408        (164,388)    1,050,720              --         (730)
Continental Precious Minerals, Inc.    394,427           --       90,912        (303,515)          -0-(2)           --      (39,475)
Crown Resources Corp. ............   3,937,500           --          --          703,125     4,640,625              --           --
Fisher-Watt Gold Company, Inc. ...         -0-      500,000          --          156,300       656,300              --           --
Fisher-Watt Gold Company,
  Inc. Units .....................     864,000           --          --          404,320     1,268,320              --           --

------------------------------------------------------------------------------------------------------------------------------------


                                                                  60

                                                 NOTES TO PORTFOLIOS OF INVESTMENTS
------------------------------------------------------------------------------------------------------------------------------------


                                                                               CHANGE IN
                                                                               UNREALIZED     MARKET VALUE                REALIZED
                                   MARKET VALUE   PURCHASES     SALES AT      APPRECIATION    DECEMBER 31,    DIVIDEND     GAINS
                                   JUNE 30, 1996   AT COST        COST       (DEPRECIATION)       1996         INCOME     (LOSSES)
                                   -------------  ---------   -------------  --------------   ------------    --------  ------------
U.S. WORLD GOLD FUND  (CONTINUED)
Gold Corporation of Africa Ltd.    $       -0-   $  300,000   $    ---       $     (60,000)   $    240,000    $    ---  $       ---
Greenstone Resources Ltd.            18,424,209       ---        539,141       (17,885,068)            -0-(2)      ---    3,783,112
International Capri
  Resources Ltd.                       296,980        ---          ---            (171,480)        125,500         ---          ---
Nevsun Resources Ltd.                 1,860,675       ---        62,680           (375,145)      1,422,850         ---      272,090
Nevsun Resources Ltd. Warrants        1,632,268       ---          ---            (510,788)      1,121,480         ---          ---
Nevsun Resources Ltd.
  Special Warrants                          -0-     364,600        ---            (108,490)        256,110         ---          ---
Opawica Exploration Inc.                210,273       ---          ---             351,219         561,492         ---          ---
Ormonde Mining plc                      465,500       ---          ---                 -0-         465,500         ---          ---
Patrician Gold Mines Ltd.               192,622       ---          ---             (52,244)        140,378         ---          ---
Patrician Gold Mines Ltd.
  Warrants                               33,000       ---          ---             (33,000)            -0-         ---          ---
Ranger Minerals N.L.                  8,268,250       ---       498,410        (7,769,840)             -0-(2)      ---      266,289
Rea Gold Corp.                        5,475,738       ---       368,619        (2,249,886)       2,857,233         ---       61,587
Star Resources Corp.                    643,194     162,961        ---         (444,955)           361,200         ---          ---
Venoro Gold Corp., Class A              193,600     115,710        ---         (171,430)           137,880         ---          ---
Venoro Gold Corp., Class A
   Warrants                                 -0-     115,393        ---         (69,808)             45,585         ---          ---
                                                                                               -----------    --------  ------------
                                                                                               $18,505,186    $    ---  $ 4,342,873
                                                                                               -----------    --------  ------------

Affiliated companies may be non-income producing or restricted securities, as reported in the Portfolio of Investments.

(1)Company merged during the period into a non-affiliated company.
(2)Holdings represented less than 5% of outstanding shares at December 31, 1996 although ownership was above 5% during the period.

------------------------------------------------------------------------------------------------------------------------------------

                                                                  61

                           U.S. GLOBAL INVESTORS FUNDS
                      STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
                                DECEMBER 31, 1996


     ASSETS
Investments, at value:
   Unaffiliated issuers (identified cost of $195,463,835; $24,610,708;
        $153,324,927; and $27,836,347, respectively)...........................
   Affiliated issuers (identified cost of $3,096,319, $765,345, $14,133,626, and $-0-, respectively)................................................
        Total Investments......................................................
Cash...........................................................................
Receivables:
   Investments sold............................................................
   Dividends...................................................................
   Interest ...................................................................
   Capital shares sold.........................................................
   From manager................................................................
Organizational cost, net.......................................................
Other..........................................................................
        Total Assets...........................................................

     LIABILITIES
Payables:
   Bank overdraft..............................................................
   Investments purchased.......................................................
   Capital shares redeemed.....................................................
   To manager and affiliates...................................................
   Accounts payable and accrued expenses.......................................
   Distributions on capital shares.............................................
        Total Liabilities......................................................
              NET ASSETS.......................................................

     NET ASSETS CONSIST OF:
Paid-in capital................................................................
Undistributed net investment income (loss).....................................
Accumulated net realized gain (loss) on investments
  and foreign currencies.......................................................
Net unrealized appreciation (depreciation) of investments and other assets and liabilities denominated in foreign currencies.....................
Net assets applicable to outstanding capital shares............................
Capital shares outstanding.....................................................
NET ASSET VALUE, per share.....................................................



                 See accompanying notes to financial statements.
--------------------------------------------------------------------------------

     U.S.             U.S. GLOBAL           U.S.                CHINA REGION
 GOLD SHARES           RESOURCES         WORLD GOLD             OPPORTUNITY
    FUND                 FUND               FUND                    FUND
-------------       --------------      -------------         ---------------

$ 170,868,472       $   29,809,288      $ 229,007,297         $    30,202,196

       67,730                -----         18,505,186                   -----
-------------       --------------      -------------         ---------------
 170,936,202            29,809,288        247,512,483              30,202,196
     177,935                 1,719              -----                   1,159

       -----               207,618             99,860                  78,744
     479,652                25,427              -----                  23,997
       4,835                   177             15,725                   3,384
   3,224,736               161,433          1,974,013                 489,279
       -----                 -----                463                   -----
       -----                 -----              -----                   6,075
      21,191                 2,919             21,017                   4,074
------------        --------------      -------------         ---------------
 174,844,551            30,208,581        249,623,561              30,808,908
------------        --------------      -------------         ---------------


       -----                 -----          1,277,719                  -----
   4,374,720               676,415          4,440,437                340,595
  49,354,815                45,024          6,790,730                116,623
     229,431                44,743            302,776                 39,750
     117,742                29,654             77,316                 16,509
     209,910               345,680          1,029,857                  -----
------------        --------------      -------------         --------------
  54,286,618             1,141,516         13,918,835                513,477
------------        --------------      -------------         --------------
$120,557,933        $   29,067,065      $ 235,704,726           $ 30,295,431
============        ==============      =============         ==============

$310,722,273        $   24,172,500      $ 203,429,869           $ 33,297,875
     782,655               (61,641)          (574,146)                80,170

(163,289,528)              522,971        (47,204,927)            (5,444,663)

 (27,657,467)            4,433,235         80,053,930              2,362,049
-------------       --------------      -------------          -------------
$ 120,557,933       $   29,067,065      $ 235,704,726           $ 30,295,431
=============        =============      =============          =============
   85,722,403            4,107,364         12,298,132              4,016,812
=============        =============      =============          =============
$       1.41        $         7.08      $       19.17          $        7.54
=============        =============      =============          =============

                           U.S. GLOBAL INVESTORS FUNDS
                      STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
                                DECEMBER 31, 1996

     ASSETS
Investments, at value (identified cost of $187,793,666; $642,806,067;
     $18,772,224; and $6,027,748, respectively)................................
Cash...........................................................................
Receivables:
   Investments sold............................................................
   Dividends...................................................................
   Interest ...................................................................
   Capital shares sold.........................................................
   From manager ...............................................................
Organizational cost, net.......................................................
Other..........................................................................
        Total Assets...........................................................

     LIABILITIES
Payables:
   Investments purchased.......................................................
   Capital shares redeemed.....................................................
   To manager and affiliates...................................................
   Accounts payable and accrued expenses.......................................
   Distributions on capital shares.............................................
        Total Liabilities......................................................
              NET ASSETS.......................................................

     NET ASSETS CONSIST OF:
Paid-in capital................................................................
Undistributed net investment income (loss).....................................
Accumulated net realized gain (loss) on investments
  and foreign currencies.......................................................
Net unrealized appreciation (depreciation) of investments and other assets and liabilities denominated in foreign currencies.....................
Net assets applicable to outstanding capital shares............................
Capital shares outstanding.....................................................
NET ASSET VALUE, per share.....................................................



                  See accompanying notes to financial statements.
--------------------------------------------------------------------------------

      U.S.                U.S.
   TREASURY            GOVERNMENT                             UNITED SERVICES
  SECURITIES           SECURITIES           U.S.                 NEAR-TERM
     CASH               SAVINGS           TAX FREE               TAX FREE
     FUND                 FUND              FUND                   FUND
--------------       -------------      -------------         --------------

$  187,793,666       $ 642,806,067      $  18,955,334         $    6,043,007
        15,250               1,506                202                     25

         -----               -----              -----                  -----
         -----               -----              -----                  -----
     1,976,002           5,624,002            337,924                148,419
     6,985,985           2,487,662             68,577                  4,767
         -----               -----             13,801                  7,367
         -----             139,079              -----                  -----
       119,799              48,066              3,884                  3,188
--------------       -------------      -------------         --------------
   196,890,702         651,106,382         19,379,722              6,206,773
--------------       -------------      -------------         --------------

         -----               -----              -----                  -----
     1,713,836           1,987,515            111,778                  5,050
       144,397               -----              -----                  -----
        80,735              83,365              7,712                  3,405
         -----               -----             14,968                  6,474
--------------       -------------      -------------         --------------
     1,938,968           2,070,880            134,458                 14,929
--------------       -------------      -------------         --------------
$  194,951,734       $ 649,035,502     $   19,245,264         $    6,191,844
==============       =============     ==============         ==============

$ 194,899,573        $ 649,550,763     $   19,213,676         $    6,380,200
       52,161            1,639,764             37,188                 32,914

        -----           (2,155,025)          (188,710)              (236,529)

        -----                -----            183,110                 15,259
-------------        -------------     --------------         --------------
$ 194,951,734        $ 649,035,502     $   19,245,264         $    6,191,844
=============        =============     ==============         ==============
  194,930,254          649,082,672          1,634,107                591,701
=============        =============     ==============         ==============
$        1.00        $        1.00     $        11.78         $        10.46
=============        =============     ==============         ==============

                           U.S. GLOBAL INVESTORS FUNDS
                      STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
                                DECEMBER 31, 1996

     ASSETS
Investments, at value (identified cost of $11,939,659, $8,290,295, $17,606,587, and $835,629, respectively)...............................................
Cash...........................................................................
Receivables:
   Investments sold............................................................
   Dividends...................................................................
   Interest ...................................................................
   Capital shares sold.........................................................
   From manager................................................................
Organizational cost, net.......................................................
Other..........................................................................
        Total Assets...........................................................

     LIABILITIES
Payables:
   Investments purchased.......................................................
   Capital shares redeemed.....................................................
   To manager and affiliates...................................................
   Accounts payable and accrued expenses.......................................
   Distributions on capital shares.............................................
        Total Liabilities......................................................
              NET ASSETS.......................................................

     NET ASSETS CONSIST OF:
Paid-in capital................................................................
Undistributed net investment income (loss).....................................
Accumulated net realized gain (loss) on investments
  and foreign currencies.......................................................
Net unrealized appreciation (depreciation) of investments and other assets and liabilities denominated in foreign currencies.....................
Net assets applicable to outstanding capital shares............................
Capital shares outstanding.....................................................
NET ASSET VALUE, per share.....................................................


                  See accompanying notes to financial statements.
--------------------------------------------------------------------------------

    U.S.                                                     UNITED SERVICES
ALL AMERICAN              U.S.              U.S.              INTERMEDIATE
   EQUITY                INCOME          REAL ESTATE            TREASURY
    FUND                  FUND              FUND                  FUND
-------------        -------------      -------------       ------------------

$ 17,283,859         $   9,639,378      $  20,270,500       $        842,704
         976                 4,572              4,033                    872

       -----                 -----              -----                  -----
      26,429                27,873            116,007                  -----
         716                    48                311                  7,790
      12,312                82,006          2,520,235                  -----
      13,594                 -----              -----                  7,325
       -----                 -----              -----                  -----
       3,740                 3,499              3,197                  3,829
------------         -------------       ------------       ----------------
  17,341,626             9,757,376         22,914,283                862,520
------------         -------------       ------------       ----------------

      50,413                 -----          1,370,335                  -----
     215,236                33,438             30,655                  2,952
       -----                13,442             16,587                  -----
      17,061                10,621              6,872                  1,738
       9,074                91,646              7,778                  2,376
------------         -------------       ------------       ----------------
     291,784               149,147          1,432,227                  7,066
------------         -------------       ------------       ----------------
$ 17,049,842         $   9,608,229      $  21,482,056       $        855,454
============         =============      =============       ================

$ 11,676,428         $   7,927,045      $  19,576,526       $      1,135,659
      21,989                28,047             60,982                  2,303

       7,225               304,054           (819,365)              (289,583)

    5,344,200            1,349,083          2,663,913                  7,075
-------------         ------------     --------------       ----------------
$  17,049,842        $   9,608,229     $   21,482,056       $        855,454
=============         ============      =============        ===============
      653,663              720,217          1,571,580                 85,128
=============         ============      =============        ===============
$       26.08        $       13.34     $        13.67       $          10.05
=============         ============      =============        ===============

                           U.S. GLOBAL INVESTORS FUNDS
                            STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------
                   FOR THE SIX MONTHS ENDED DECEMBER 31, 1996

NET INVESTMENT INCOME:
  Income:
    Dividends..................................................................
    Foreign tax withheld on dividends..........................................
    Net dividends..............................................................
    Interest and other.........................................................
       Total Income............................................................

  Expenses:
    Management fees............................................................
    Transfer agent fees and expenses...........................................
    Accounting service fees and expenses.......................................
    Legal and professional fees................................................
    Custodian fees.............................................................
    Shareholder reporting .....................................................
    Registration fees..........................................................
    Trustee's fees and expenses................................................
    Amortization of organizational costs.......................................
    Miscellaneous..............................................................
    Total expenses before reductions..........................................
     Short-term trading fee ...................................................
     Reimbursed fees and expenses..............................................
        Net Expenses...........................................................
   NET INVESTMENT INCOME (LOSS)................................................



NET REALIZED AND  UNREALIZED  GAIN (LOSS) ON  INVESTMENTS
  Realized  gain (loss)from:
    Securities.................................................................
    Foreign currency transactions..............................................
       Net realized gain (loss)................................................
  Net change in unrealized appreciation (depreciation) of:
    Investments................................................................
    Other assets and liabilities denominated in foreign currencies.............
       Net change in unrealized appreciation (depreciation)....................
  NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS.......................

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS................


                 See accompanying notes to financial statements.
--------------------------------------------------------------------------------

     U.S.           U.S. GLOBAL          U.S.          CHINA REGION
 GOLD SHARES         RESOURCES        WORLD GOLD       OPPORTUNITY
     FUND              FUND              FUND              FUND
--------------      -----------      ------------      ------------

$    2,847,147      $   197,878      $    513,612      $   245,201
          --             (8,341)          (26,576)            --
--------------      -----------      ------------      -----------
     2,847,147          189,537           487,036          245,201
       956,160           53,716           432,071           96,771
--------------      -----------      ------------      -----------
     3,803,307          243,253           919,107          341,972
--------------      -----------      ------------      -----------


       658,528          128,066         1,265,177          135,335
       644,662          104,809           419,521           93,939
        46,567           19,454            66,522           23,868
        34,667           11,269            53,842            8,303
        34,741            6,932             6,170          (12,078)
        72,472           11,409            39,934            7,373
        19,122           13,500            19,713            8,232
        11,540            1,647            17,026            1,348
          --               --                --              1,458
        26,770            9,662            19,067            8,102
--------------      -----------      ------------      -----------
     1,549,069          306,748         1,906,972          275,880
          --             (5,641)             --               --
          --               --                --            (28,469)
--------------      -----------      ------------      -----------
     1,549,069          301,107         1,906,972          247,411
--------------      -----------      ------------      -----------
     2,254,238          (57,854)         (987,865)          94,561
--------------      -----------      ------------      -----------


   (12,301,468)         632,732         5,952,043          (84,470)
        (3,030)           1,745             4,719           (2,225)
--------------      -----------      ------------      -----------
   (12,304,498)         634,477         5,956,762          (86,695)
--------------      -----------      ------------      -----------

   (17,730,531)       2,975,390       (15,588,700)       3,648,219
       (31,395)          (2,864)          (41,464)           7,092
--------------      -----------      ------------      -----------
   (17,761,926)       2,972,526       (15,630,164)       3,655,311
--------------      -----------      ------------      -----------
   (30,066,424)       3,607,003        (9,673,402)       3,568,616
--------------      -----------      ------------      -----------

$  (27,812,186)     $ 3,549,149      $(10,661,267)     $ 3,663,177
==============      ===========      ============      ===========

                           U.S. GLOBAL INVESTORS FUNDS
                            STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------
                   FOR THE SIX MONTHS ENDED DECEMBER 31, 1996

NET INVESTMENT INCOME:
  Income:
    Interest and other.........................................................
       Total Income............................................................

  Expenses:
    Management fees............................................................
    Transfer agent fees and expenses...........................................
    Accounting service fees and expenses.......................................
    Legal and professional fees................................................
    Custodian fees.............................................................
    Shareholder reporting .....................................................
    Registration fees..........................................................
    Trustee's fees and expenses................................................
    Amortization of organizational costs.......................................
    Miscellaneous..............................................................
    Total expenses before reductions..........................................
     Short-term trading fee ...................................................
     Reimbursed fees and expenses..............................................
        Net Expenses...........................................................
   NET INVESTMENT INCOME (LOSS)................................................



NET REALIZED AND  UNREALIZED  GAIN (LOSS) ON  INVESTMENTS
  Realized gain (loss)from:
    Securities.................................................................
    Foreign currency transactions..............................................
       Net realized gain (loss)................................................
  Net change in unrealized appreciation (depreciation) of:
    Investments................................................................
    Other assets and liabilities denominated in foreign currencies.............
       Net change in unrealized appreciation (depreciation)....................
  NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS.......................

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS................


                 See accompanying notes to financial statements.
--------------------------------------------------------------------------------

     U.S.                   U.S.
  TREASURY               GOVERNMENT                             UNITED SERVICES
 SECURITIES              SECURITIES             U.S.               NEAR-TERM
    CASH                  SAVINGS             TAX FREE             TAX FREE
    FUND                    FUND                FUND                  FUND
------------            -----------         ------------        ----------------

$  4,334,738            $16,848,010         $    512,876           $   158,647
------------            -----------         ------------           -----------
   4,334,738             16,848,010              512,876               158,647
------------            -----------         ------------           -----------


     409,029              1,322,749               71,284                15,369
     234,348                424,381               21,793                 7,567
      24,901                 74,433               18,766                16,176
      33,234                 93,356                8,282                 5,606
      75,751                 36,591                4,352                 3,025
      20,537                 35,992                2,059                   641
      21,070                 31,162               11,053                10,346
      11,308                 41,502                1,288                   410
        --                     --                   --                    --
        --                   67,243                2,545                 1,847
------------            -----------         ------------           -----------
     830,178              2,127,409              141,422                60,987
        --                     --                   --                    --
     (11,537)            (1,336,894)            (103,008)              (48,515)
------------            -----------         ------------           -----------
     818,641                790,515               38,414                12,472
------------            -----------         ------------           -----------
   3,516,097             16,057,495              474,462               146,175
------------            -----------         ------------           -----------


        --                    4,619              (42,643)                2,945
        --                     --                   --                    --
------------            -----------         ------------           -----------
        --                    4,619              (42,643)                2,945
------------            -----------         ------------           -----------

        --                     --                370,300                48,725
        --                     --                   --                    --
------------            -----------         ------------           -----------
        --                     --                370,300                48,725
------------            -----------         ------------           -----------
        --                    4,619              327,657                51,670
------------            -----------         ------------           -----------

$  3,516,097            $16,062,114         $    802,119           $   197,845
============            ===========         ============           ===========

                           U.S. GLOBAL INVESTORS FUNDS
                            STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------
                   FOR THE SIX MONTHS ENDED DECEMBER 31, 1996

NET INVESTMENT INCOME:
  Income:
    Dividends..................................................................
    Interest and other.........................................................
       Total Income............................................................

  Expenses:
    Management fees............................................................
    Transfer agent fees and expenses...........................................
    Accounting service fees and expenses.......................................
    Legal and professional fees................................................
    Custodian fees.............................................................
    Shareholder reporting .....................................................
    Registration fees..........................................................
    Trustee's fees and expenses................................................
    Amortization of organizational costs.......................................
    Miscellaneous..............................................................
    Total expenses before reductions..........................................
     Short-term trading fee ...................................................
     Reimbursed fees and expenses..............................................
        Net Expenses...........................................................
   NET INVESTMENT INCOME (LOSS)................................................


NET REALIZED AND  UNREALIZED  GAIN (LOSS) ON  INVESTMENTS
  Realized  gain (loss) from:
    Securities.................................................................
    Foreign currency transactions..............................................
       Net realized gain (loss)................................................
  Net change in unrealized appreciation (depreciation) of:
    Investments................................................................
    Other assets and liabilities denominated in foreign currencies.............
       Net change in unrealized appreciation (depreciation)....................
  NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS.......................

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS................


                 See accompanying notes to financial statements.
--------------------------------------------------------------------------------

    U.S.                                                       UNITED SERVICES
ALL AMERICAN                 U.S.              U.S.             INTERMEDIATE
   EQUITY                  INCOME          REAL ESTATE            TREASURY
    FUND                    FUND               FUND                 FUND
------------            -----------        -------------       -----------------

$    136,525            $   208,168         $    321,506          $      --
      50,265                 15,636               23,708               86,141
------------            -----------         ------------          -----------
     186,790                223,804              345,214               86,141
------------            -----------         ------------          -----------


      59,019                 35,188               38,863                7,026
      34,155                 25,866               25,555                8,675
      15,114                 14,218               13,486               14,219
       7,838                  5,925                6,665                4,391
      11,341                  7,917                4,312                  314
       5,112                  2,546                2,438                  840
      12,613                 12,070                9,673                9,125
       1,867                    630                  600                  239
        --                     --                   --                    --
       1,986                  1,871                2,089                1,821
------------            -----------         ------------          -----------
     149,045                106,231              103,681               46,650
      (1,263)                (1,890)              (3,356)                --
     (93,555)                  --                   --                (41,031)
------------            -----------         ------------          -----------
      54,227                104,341              100,325                5,619
------------            -----------         ------------          -----------
     132,563                119,463              244,889               80,522
------------            -----------         ------------          -----------


     169,752                721,881              348,155               35,233
        --                     --                   --                    --
------------            -----------         ------------          -----------
     169,752                721,881              348,155               35,233
------------            -----------         ------------          -----------

   1,287,338               (347,440)           2,164,483               19,998
        --                     --                   --                    --
------------            -----------         ------------          -----------
   1,287,338               (347,440)           2,164,483               19,998
------------            -----------         ------------          -----------
   1,457,090                374,441            2,512,638               55,231
------------            -----------         ------------          -----------

$  1,589,653            $   493,904         $  2,757,527          $   135,753
============            ===========         ============          ===========

                           U.S. GLOBAL INVESTORS FUNDS
                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                        FOR THE YEAR ENDED JUNE 30, 1996


INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS:
  Net investment income (loss).................................................
  Net realized gain (loss) ....................................................
  Net change in unrealized appreciation (depreciation).........................
    NET INCREASE (DECREASE) IN NET ASSETS FROM INVESTMENT OPERATIONS...........

DISTRIBUTIONS TO SHAREHOLDERS:
  Dividends from net investment income.........................................
  Distributions in excess of net investment income.............................
  Distributions from net capital gains.........................................
    TOTAL DISTRIBUTIONS TO SHAREHOLDERS........................................

FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold....................................................
  Distributions reinvested.....................................................
  Paid-in capital portion of short-term trading fee............................

  Cost of shares redeemed......................................................
    NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS......

NET INCREASE (DECREASE) IN NET ASSETS..........................................

NET ASSETS
Beginning of period............................................................
END OF PERIOD [including undistributed net investment income of $1,803,201, $142,583, $13,474,939, and $78,442, respectively].............



                  See accompanying notes to financial statements.
--------------------------------------------------------------------------------

       U.S.             U.S. GLOBAL              U.S.         CHINA REGION
   GOLD SHARES           RESOURCES           WORLD GOLD       OPPORTUNITY
      FUND                  FUND                FUND              FUND
-----------------     ----------------     ---------------   ----------------

$      4,175,035      $       (28,103)     $      (914,444)  $       235,190
     (17,219,457)           3,861,566           12,866,523        (1,474,336)
      31,413,759              614,768           52,719,791           851,953
----------------      ---------------      ---------------   ---------------
      18,369,337            4,448,231           64,671,870          (387,193)
----------------      ---------------      ---------------   ---------------


       4,175,035                 --                   --             235,190
         198,462               34,009                 --              68,295
            --                238,064                 --                --
----------------      ---------------      ---------------   ---------------
       4,373,497              272,073                 --             303,485
----------------      ---------------      ---------------   ---------------

   4,429,334,712            8,361,170          634,622,523        14,272,348
       4,005,509              242,924                 --             293,252
       4,213,513                 --                371,046            35,467
----------------      ---------------      ---------------   ---------------
   4,437,553,734            8,604,094          634,993,569        14,601,067
   4,508,881,568            9,698,547          632,356,617        11,964,951
----------------      ---------------      ---------------   ---------------
     (71,327,834)          (1,094,453)           2,636,952         2,636,116
----------------      ---------------      ---------------   ---------------

     (57,331,994)           3,081,705           67,308,822         1,945,438


     211,171,374           21,452,273          181,472,568        19,021,836
----------------      ---------------      ---------------   ---------------

$    153,839,380      $    24,533,978      $   248,781,390   $    20,967,274
================      ===============      ===============   ===============

                           U.S. GLOBAL INVESTORS FUNDS
                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                        FOR THE YEAR ENDED JUNE 30, 1996


INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS:
  Net investment income (loss).................................................
  Net realized gain (loss) ....................................................
  Net change in unrealized appreciation (depreciation).........................
    NET INCREASE (DECREASE) IN NET ASSETS FROM INVESTMENT OPERATIONS...........

DISTRIBUTIONS TO SHAREHOLDERS:
  Dividends from net investment income.........................................
  Distributions in excess of net investment income.............................
  Distributions from net capital gains.........................................
    TOTAL DISTRIBUTIONS TO SHAREHOLDERS........................................

FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold....................................................
  Distributions reinvested.....................................................

  Cost of shares redeemed......................................................
    NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS......

NET INCREASE (DECREASE) IN NET ASSETS..........................................

NET ASSETS
Beginning of period............................................................
END OF PERIOD [including undistributed net investment income of $52,161, $1,639,506, $34,163, and $32,848, respectively]..................



                  See accompanying notes to financial statements.
 -------------------------------------------------------------------------------

     U.S.                 U.S.
  TREASURY              GOVERNMENT                            UNITED SERVICES
 SECURITIES             SECURITIES              U.S.             NEAR-TERM
    CASH                 SAVINGS              TAX FREE           TAX FREE
    FUND                   FUND                 FUND               FUND
-----------------     ----------------     ---------------   ------------------

$     7,388,094       $    29,918,820     $       979,635       $       306,958
           --                (612,482)             47,281                24,495
           --                    --               (16,415)              (72,642)
---------------       ---------------     ---------------       ---------------
      7,388,094            29,306,338           1,010,501               258,811
---------------       ---------------     ---------------       ---------------


      7,388,094            29,306,338             942,876               306,958
           --                    --                  --                   4,578
           --                    --                  --                     --
---------------       ---------------     ---------------       ---------------
      7,388,094            29,306,338             942,876               311,536
---------------       ---------------     ---------------       ---------------


  4,914,474,200           583,224,976          13,085,062             2,764,904
      7,356,338            29,287,828             755,742               252,029
---------------       ---------------     ---------------       ---------------
  4,921,830,538           612,512,804          13,840,804             3,016,933
  4,923,359,484           553,476,691          12,572,221             3,547,566
---------------       ---------------     ---------------       ---------------
     (1,528,946)           59,036,113           1,268,583              (530,633)
---------------       ---------------     ---------------       ---------------

     (1,528,946)           59,036,113           1,336,208              (583,358)


    190,372,667           529,372,450          18,612,795             7,128,152
---------------       ---------------     ---------------       ---------------

$   188,843,721       $   588,408,563     $    19,949,003       $     6,544,794
===============       ===============     ===============       ===============

                           U.S. GLOBAL INVESTORS FUNDS
                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                        FOR THE YEAR ENDED JUNE 30, 1996



INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS:
  Net investment income (loss).................................................
  Net realized gain (loss) ....................................................
  Net change in unrealized appreciation (depreciation).........................
    NET INCREASE (DECREASE) IN NET ASSETS FROM INVESTMENT OPERATIONS...........

DISTRIBUTIONS TO SHAREHOLDERS:
  Dividends from net investment income.........................................
  Distributions in excess of net investment income.............................
  Distributions from net capital gains.........................................
  Tax return of capital........................................................
    TOTAL DISTRIBUTIONS TO SHAREHOLDERS........................................

FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold....................................................
  Distributions reinvested.....................................................

  Cost of shares redeemed......................................................
    NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS......

NET INCREASE (DECREASE) IN NET ASSETS..........................................

NET ASSETS
Beginning of period............................................................
END OF PERIOD [including undistributed net investment income of $46,595, $(3,771),$(29,047) and $8,548, respectively].....................


                  See accompanying notes to financial statements.
--------------------------------------------------------------------------------

      U.S.                                                     UNITED SERVICES
 ALL AMERICAN             U.S.                 U.S.              INTERMEDIATE
    EQUITY               INCOME            REAL ESTATE            TREASURY
     FUND                 FUND                 FUND                 FUND
---------------      ----------------    ----------------    ------------------

$       246,841       $       239,825     $       311,942       $       287,082
        433,841             1,011,146             417,019               (41,572)
      2,192,371               236,929             601,257              (138,719)
---------------       ---------------     ---------------       ---------------
      2,873,053             1,487,900           1,330,218               106,791
---------------       ---------------     ---------------       ---------------


        228,060               238,013             297,959               287,082
           --                    --                  --                   3,717
           --                 164,479                --                    --
           --                    --                96,776                  --
---------------       ---------------     ---------------       ---------------
        228,060               402,492             394,735               290,799
---------------       ---------------     ---------------       ---------------


      6,841,391             5,105,879           6,020,565             3,651,967
        196,271               380,195             344,204               240,518
---------------       ---------------     ---------------       ---------------
      7,037,662             5,486,074           6,364,769             3,892,485
      6,392,929             7,103,504           8,249,033             4,643,498
---------------       ---------------     ---------------       ---------------
        644,733            (1,617,430)         (1,884,264)             (751,013)
---------------       ---------------     ---------------       ---------------

      3,289,726              (532,022)           (948,781)             (935,021)


     11,930,553            10,230,045           9,168,795             4,580,411
---------------       ---------------     ---------------       ---------------


$    15,220,279       $     9,698,023     $     8,220,014       $     3,645,390
===============       ===============     ===============       ===============

                           U.S. GLOBAL INVESTORS FUNDS
                       STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------
                    FOR THE SIX MONTHS ENDED DECEMBER 31, 1996



INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS:
  Net investment income (loss).................................................
  Net realized gain (loss) ....................................................
  Net change in unrealized appreciation (depreciation).........................
    NET INCREASE (DECREASE) IN NET ASSETS FROM INVESTMENT OPERATIONS...........

DISTRIBUTIONS TO SHAREHOLDERS:
  Dividends from net investment income.........................................
  Distributions in excess of net investment income.............................
  Distributions from net capital gains.........................................
    TOTAL DISTRIBUTIONS TO SHAREHOLDERS........................................

FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold....................................................
  Distributions reinvested.....................................................
  Paid-in capital portion of short-term trading fee............................

  Cost of shares redeemed......................................................
    NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS......

NET INCREASE (DECREASE) IN NET ASSETS..........................................

NET ASSETS
Beginning of period............................................................
END OF PERIOD [including undistributed net investment income of $782,655, $(61,641), $(574,146), and $80,170, respectively]...............


                  See accompanying notes to financial statements.
--------------------------------------------------------------------------------

      U.S.              U.S. GLOBAL            U.S.              CHINA REGION
  GOLD SHARES            RESOURCES          WORLD GOLD            OPPORTUNITY
     FUND                   FUND               FUND                   FUND
---------------       ---------------     ---------------       ---------------

$     2,254,238       $       (57,854)    $      (987,865)      $        94,561
    (12,304,498)              634,477           5,956,762               (86,695)
    (17,761,926)            2,972,526         (15,630,164)            3,655,311
---------------       ---------------     ---------------       ---------------
    (27,812,186)            3,549,149         (10,661,267)            3,663,177
---------------       ---------------     ---------------       ---------------


     (3,274,784)             (146,370)        (13,061,220)              (92,833)
           --                    --                  --                    --
           --              (3,293,232)               --                    --
---------------       ---------------     ---------------       ---------------
     (3,274,784)           (3,439,602)        (13,061,220)              (92,833)
---------------       ---------------     ---------------       ---------------


  2,027,095,681            10,249,628         282,469,004            14,680,525
      3,062,003             3,089,881          12,024,924                89,879
      4,293,438                  --               412,128                60,293
---------------       ---------------     ---------------       ---------------
  2,034,451,122            13,339,509         294,906,056            14,830,697
 (2,036,645,599)           (8,915,969)       (284,260,233)           (9,072,884)
---------------       ---------------     ---------------       ---------------
     (2,194,477)            4,423,540          10,645,823             5,757,813
---------------       ---------------     ---------------       ---------------

    (33,281,447)            4,533,087         (13,076,664)            9,328,157


    153,839,380            24,533,978         248,781,390            20,967,274
---------------       ---------------     ---------------       ---------------

$   120,557,933       $    29,067,065     $   235,704,726       $    30,295,431
===============       ===============     ===============       ===============

                            U.S. GLOBAL INVESTORS FUNDS
                        STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                    FOR THE SIX MONTHS ENDED DECEMBER 31, 1996


INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS:
  Net investment income (loss).................................................
  Net realized gain (loss) ....................................................
  Net change in unrealized appreciation (depreciation).........................
    NET INCREASE (DECREASE) IN NET ASSETS FROM INVESTMENT OPERATIONS...........

DISTRIBUTIONS TO SHAREHOLDERS:
  Dividends from net investment income.........................................
  Distributions in excess of net investment income.............................
  Distributions from net capital gains.........................................
    TOTAL DISTRIBUTIONS TO SHAREHOLDERS........................................

FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold....................................................
  Distributions reinvested.....................................................
  Paid-in capital portion of short-term trading fee............................

  Cost of shares redeemed......................................................
    NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS......

NET INCREASE (DECREASE) IN NET ASSETS..........................................

NET ASSETS
Beginning of period............................................................
END OF PERIOD [including undistributed net investment income of $52,161, $1,639,764, $37,188, and $32,914, respectively]..................



                 See accompanying notes to financial statements.
--------------------------------------------------------------------------------

      U.S.                 U.S.
   TREASURY             GOVERNMENT                              UNITED SERVICES
  SECURITIES            SECURITIES             U.S.                NEAR-TERM
     CASH                SAVINGS             TAX FREE              TAX FREE
     FUND                  FUND                FUND                  FUND
---------------       ---------------     ---------------       ---------------

$     3,516,097       $    16,057,495     $       474,462       $       146,175
           --                   4,619             (42,643)                2,945
           --                    --               370,300                48,725
---------------       ---------------     ---------------       ---------------
      3,516,097            16,062,114             802,119               197,845
---------------       ---------------     ---------------       ---------------


     (3,516,097)          (16,057,495)           (471,437)             (146,109)
---------------       ---------------     ---------------       ---------------
           --                  (4,619)               --                    --
---------------       ---------------     ---------------       ---------------
     (3,516,097)          (16,062,114)           (471,437)             (146,109)
---------------       ---------------     ---------------       ---------------


  2,372,882,483           309,297,198           5,730,609             1,780,940
      3,516,097            16,062,114             382,515               114,690
           --                     --                  --                    --
---------------       ---------------     ---------------       ---------------
  2,376,398,580           325,359,312           6,113,124             1,895,630
 (2,370,290,567)         (264,732,373)         (7,147,545)           (2,300,316)
---------------       ---------------     ---------------       ---------------
      6,108,013            60,626,939          (1,034,421)             (404,686)
---------------       ---------------     ---------------       ---------------

      6,108,013            60,626,939            (703,739)             (352,950)


    188,843,721           588,408,563          19,949,003             6,544,794
---------------       ---------------     ---------------       ---------------

$   194,951,734       $   649,035,502     $    19,245,264       $     6,191,844
===============       ===============     ===============       ===============

                           U.S. GLOBAL INVESTORS FUNDS
                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                   FOR THE SIX MONTHS ENDED DECEMBER 31, 1996



INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS:
  Net investment income (loss).................................................
  Net realized gain (loss) ....................................................
  Net change in unrealized appreciation (depreciation).........................
    NET INCREASE (DECREASE) IN NET ASSETS FROM INVESTMENT OPERATIONS...........

DISTRIBUTIONS TO SHAREHOLDERS:
  Dividends from net investment income.........................................
  Distributions in excess of net investment income.............................
  Distributions from net capital gains.........................................
    TOTAL DISTRIBUTIONS TO SHAREHOLDERS........................................

FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold....................................................
  Distributions reinvested.....................................................
  Paid-in capital portion of short-term trading fee............................

  Cost of shares redeemed......................................................
    NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS......

NET INCREASE (DECREASE) IN NET ASSETS..........................................

NET ASSETS
Beginning of period............................................................
END OF PERIOD [including undistributed net investment income of $21,989, $(28,047), $60,982, and $2,303, respectively]....................



                  See accompanying notes to financial statements.
--------------------------------------------------------------------------------

      U.S.                                                     UNITED SERVICES
  ALL AMERICAN              U.S.                U.S.             INTERMEDIATE
     EQUITY               INCOME            REAL ESTATE            TREASURY
      FUND                 FUND                 FUND                 FUND
---------------       ---------------     ---------------       ---------------

$       132,563       $       119,463     $       244,889       $        80,522
        169,752               721,881             348,155                35,233
      1,287,338              (347,440)          2,164,483                19,998
---------------       ---------------     ---------------       ---------------
      1,589,653               493,904           2,757,527               135,753
---------------       ---------------     ---------------       ---------------


       (157,169)              (87,645)           (154,860)              (86,767)
           --                    --                  --                    --
       (511,031)           (1,400,475)               --                    --
---------------       ---------------     ---------------       ---------------
       (668,200)           (1,488,119)           (154,860)              (86,767)
---------------       ---------------     ---------------       ---------------


      3,683,690             1,293,665          18,220,762               414,779
        642,215             1,393,225             147,038                74,368
           --                     --                  --                    --
---------------       ---------------     ---------------       ---------------
      4,325,905             2,686,890          18,367,800               489,147
     (3,417,795)           (1,782,469)         (7,708,425)           (3,328,069)
---------------       ---------------     ---------------       ---------------
        908,110               904,421          10,659,375            (2,838,922)
---------------       ---------------     ---------------       ---------------

      1,829,563               (89,794)         13,262,042            (2,789,936)


     15,220,279             9,698,023           8,220,014             3,645,390
---------------       ---------------     ---------------       ---------------

$    17,049,842       $     9,608,229     $    21,482,056       $       855,454
===============       ===============     ===============       ===============

                              U.S. GLOBAL INVESTORS
                          Notes to Financial Statements
                                December 31, 1996
--------------------------------------------------------------------------------

NOTE 1   SIGNIFICANT ACCOUNTING POLICIES

United Services Funds changed its name, effective February 1 1997, to U.S. Global Investors Funds. U.S. Global Investors Funds (the "Trust"), consisting of twelve separate funds (the "Funds"), is organized as a Massachusetts business trust. Each Fund is a diversified, open-end management investment company registered under the Investment Company Act of 1940. The U.S./United Services prefix is omitted throughout the notes to financial statements.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles.

A. SECURITY VALUATIONS
   Investments traded on national or international securities exchanges and NASDAQ quoted securities are valued at the last sales price reported by the security's primary exchange at the time of daily valuation. Domestically listed and NASDAQ securities for which no sale was reported, over-the-counter securities and corporate bonds are valued at the mean between the last reported bid and asked prices, certain of which are obtained from one or more dealers that make markets in the securities. Short-term investments with effective maturities of sixty days or less at the date of purchase and investments of Treasury Securities Cash and Government Securities Savings Funds are valued at amortized cost, which approximates market value. Municipal securities and long-term U. S. Government obligations are valued by an independent pricing service which uses a system based on such factors as credit rating, maturity, coupon and type of security to determine fair value.

B. SECURITIES VALUED BY THE TRUSTEES
   Securities for which market quotations are not readily available and securities which are subject to legal or contractual restrictions on resale are valued at fair value as determined by the Trustees. Factors used by the Trustees in determining fair value include: the quality of the underlying property based upon review of independent geological studies; the financial status and other operational and market factors affecting the issuer; the nature and duration of restrictions; volume of trading of the securities; market values of unrestricted shares of the same or similar class; the Manager's judgement regarding the market and past experience of the issuer; the quality of the issuer's management; the extent of the Trust's investments in the trading securities of the issuer; and other relevant matters.

C. SECURITY TRANSACTIONS AND INVESTMENT INCOME
   Security transactions are accounted for on trade date. Certain transaction costs are capitalized and included in the cost of securities. Realized gains and losses from security transactions are determined on an identified cost basis. Dividend income is recorded on the ex-dividend date or, in the case of certain foreign securities as soon as the information becomes available to the Funds. Interest income, accretion of discount and amortization of premium are recorded on an accrual basis.

--------------------------------------------------------------------------------

                              U.S. GLOBAL INVESTORS
                          Notes to Financial Statements
                                December 31, 1996
--------------------------------------------------------------------------------

   The Funds may purchase securities on a when-issued or delayed delivery basis, whereby liquid assets equal to the obligation are segregated on the Fund's books until settlement. The investment is accounted for in the same manner as marketable portfolio securities.

D. REPURCHASE AGREEMENTS
   The Funds may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, hold underlying securities with a value exceeding the total repurchase price, including accrued interest. The Funds utilize a joint repurchase agreement account where uninvested cash is collectively invested in repurchase agreements for which each Fund has its respective percentage of an undivided interest in the account.

E. OPTIONS
   Certain Funds may write or purchase option securities. The option premium is the basis for recognition of unrealized or realized gain or loss on the option. The cost of securities acquired or the proceeds from securities sold through the exercise of the option is adjusted by the amount of the premium.

F. FOREIGN CURRENCY TRANSACTIONS
   All or a significant portion of the assets of the Gold Shares, Global Resources, World Gold and China Region Opportunity Funds may be invested in securities of foreign issuers. The accounting records of each of these Funds are maintained in U.S. dollars. At each net asset determination date the value of assets and liabilities denominated in foreign currencies are translated into U. S. Dollars using the current exchange rate. Security transactions, income and expenses are converted at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on foreign denominated securities is included with the net realized and unrealized gain or loss on securities. Other foreign currency gains or losses are reported separately.

G. FEDERAL INCOME TAXES
   The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Accordingly, no provision for federal income taxes is required.

H. ORGANIZATIONAL COSTS
   Costs incurred in organizing the Funds have been capitalized and are being amortized on a straight-line basis over a 60 month period.

I. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
   Dividends and distributions to shareholders are recorded by the Funds on the ex-dividend date. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Accordingly, periodic reclassifications are made within the Funds' capital accounts to reflect income and gains available for distribution under income tax regulations.

--------------------------------------------------------------------------------

                              U.S. GLOBAL INVESTORS
                          Notes to Financial Statements
                                December 31, 1996
--------------------------------------------------------------------------------

   The Funds make distributions at least annually. The Treasury Securities Cash and Government Securities Savings Funds accrue dividends, including short-term gains or losses, on a daily basis with payment monthly. Tax Free, Near-Term Tax Free and Intermediate Treasury pay monthly dividends. All American Equity and Income pay quarterly dividends.

J. EXPENSES
   Each fund bears expenses incurred specifically on its behalf as well as an allocation of Trust level expenses. Short-term trading fees, which are collected from temporary investors in the funds, are applied as a reduction to expenses to the extent of such related cost; any excess is credited as paid-in capital. Expense offset arrangements have been made with the Funds' custodian whereby the custodian fees are paid indirectly by credits earned on the Funds' cash balances. Such deposit arrangement is an alternative to overnight investments.

K. USE OF ESTIMATES IN FINANCIAL STATEMENT PREPARATION
   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2 RELATED PARTY TRANSACTIONS

   U.S. Global Investors, Inc. (the "Manager") , under an investment advisory agreement with the Trust in effect through October 30, 1997, furnishes management and investment advisory services and, subject to the supervision of the Trustees, directs the investments of each Fund in accordance with its investment objective, policies and limitations. The Manager also furnishes all necessary office facilities, business equipment and personnel for administering the affairs of the Trust. Frank E. Holmes, a Trustee of the Funds, is a controlling owner of the Manager.

   For the services of the Manager, each Fund pays a management fee based upon its net assets. Fees are accrued daily and paid monthly. The contractual management fee for each Fund is:

          FUND                     ANNUAL PERCENTAGE OF AVERAGE DAILY NET ASSETS
------------------------------     ---------------------------------------------
Gold Shares, All American                .75% of the first $250,000,000 and
Equity, Income, Tax Free                 .50% of the excess
and Real Estate

Treasury Securities Cash and             .50% of the first $250,000,000 and
Government Securities Savings            .375% of the excess

World Gold and Global Resources          1% of the first $250,000,000 and
                                         .50% of the excess

Near-Term Tax Free and                   .50%
Intermediate Treasury

China Region Opportunity                 1.25%


--------------------------------------------------------------------------------

                              U.S. GLOBAL INVESTORS
                          Notes to Financial Statements
                                December 31, 1996
--------------------------------------------------------------------------------

The Manager has voluntarily guaranteed that it will reimburse specific funds so that their total operating expenses will not exceed certain annual percentages of average net assets until June 30, 1997, extendable at the Manager's discretion. The expenses are limited as follows: China Region Opportunity at 2.25%, All American Equity at .70% and Tax Free, Government Securities Savings, Near-Term Tax Free and Intermediate Treasury Funds at .40% each.

United Shareholder Services, Inc. ("USSI"), a wholly-owned subsidiary of the Manager, is transfer agent and accounting service agent for the Funds. Each Fund pays an annual fee based on number of shareholder accounts for transfer agency services. Certain account fees are paid directly by shareholders to the transfer agent, which, in turn, reduces its charge to the Funds. For maintaining the books and records of the Funds and calculating their daily net asset values, USSI is paid a fee based upon the level of Fund net assets subject to a minimum fee. Additionally, the Manager is reimbursed certain costs for in-house legal services pertaining to each Fund.

During the period ended December 31, 1996, A & B Mailers, Inc., a wholly-owned subsidiary of the Manager, was paid $35,784 for mailing services provided to the Funds.

The five independent Trustees receive $24,000 annually as compensation for serving on the Board, plus $2,000 per meeting. The Chairman and members of special committees receive additional compensation ranging from $1,500 to $14,000.

NOTE 3 INVESTMENT ACTIVITY

Purchases and sales of investments for the period ended December 31, 1996 are summarized as follows:


                             U.S. GOVERNMENT OBLIGATIONS            OTHER SECURITIES
                                (OR U.S. GOVERNMENT              (EXCLUDING SHORT-TERM
                               GUARANTEED OBLIGATIONS)                 SECURITIES)
                            ------------------------------   -------------------------------
          FUND                PURCHASES          SALES          PURCHASES          SALES
------------------------   --------------   --------------   --------------   --------------
Gold Shares ............   $    4,379,256   $    4,405,453   $   21,228,757   $   48,910,406
Global Resources .......          495,952          498,163        8,899,795        5,125,160
World Gold .............        4,379,256        4,404,993       48,421,351       45,919,178
China Region Opportunity             --               --          3,334,602        2,478,495
Treasury Securities Cash      180,676,326      185,113,567             --               --
Government Sec. Savings     4,868,619,938    4,839,063,305             --               --
Tax Free ...............             --               --          6,641,191        8,534,027
Near-Term Tax Free .....             --               --            865,631          938,851
All American Equity ....             --               --            840,328          534,788
Income .................             --               --          4,035,895        3,888,212
Real Estate ............             --               --         11,893,760        3,672,760
Intermediate Treasury ..             --          2,754,555             --               --


--------------------------------------------------------------------------------

                              U.S. GLOBAL INVESTORS
                          Notes to Financial Statements
                                December 31, 1996
--------------------------------------------------------------------------------

The following table presents the federal income tax basis of the cost of securities owned at December 31, 1996 and the tax basis components of net unrealized appreciation or depreciation:


                                    GROSS            GROSS        NET UNREALIZED
                                  UNREALIZED       UNREALIZED      APPRECIATION       AGGREGATE
          FUND                   APPRECIATION     DEPRECIATION    (DEPRECIATION)        COST
-----------------------------   --------------   ---------------  --------------   --------------
Gold Shares .................   $  23,795,438   $ (51,419,390)  $ (27,623,952)  $ 198,560,154
Global Resources ............       6,803,489      (2,370,254)      4,433,235      25,376,053
World Gold ..................      98,393,249     (18,339,319)     80,053,930     167,458,553
China Region Opportunity ....       4,607,970      (2,242,121)      2,365,849      27,836,347
Treasury Securities Cash ....            --              --              --       187,793,666
Government Securities Savings            --              --              --       642,806,067
Tax Free ....................         222,246         (39,136)        183,110      18,772,224
Near-Term Tax Free ..........          26,324         (11,065)         15,259       6,027,748
All American Equity .........       5,532,970        (188,770)      5,344,200      11,939,659
Income ......................       1,514,720        (165,637)      1,349,083       8,290,295
Real Estate .................       2,739,153         (75,240)      2,663,913      17,606,587
Intermediate Treasury .......           7,075            --             7,075         835,629


Net realized capital loss carryforwards, for federal income tax purposes, may be utilized to offset current or future capital gains until expiration. In accordance with tax rules, capital losses incurred after October 31, 1995 are deemed to have occurred on July 1, 1996. The carryforwards, expiration dates and post October losses for each Fund as of June 30, 1996, are as follows:

                                     EXPIRATION        LOSS            POST
            FUND                       DATES       CARRYFORWARDS      OCTOBER
--------------------------------     ---------     -------------    ------------
Gold Shares ....................     1997-2004     $143,231,468     $  4,178,303
World Gold .....................     1998-2001       44,468,101
China Region Opportunity .......     2003-2004        4,488,775          715,982
Government Securities
     Savings ...................     1997-2004        1,740,117          418,639
Tax Free .......................     2003-2004          135,995           10,072
Near-Term Tax Free .............     2003-2004          239,474
Real Estate ....................     1999-2004        1,249,422
Intermediate Treasury ..........     2003-2004          206,333          118,483


--------------------------------------------------------------------------------

                              U.S. GLOBAL INVESTORS
                          Notes to Financial Statements
                                December 31, 1996
--------------------------------------------------------------------------------

NOTE 4 CAPITAL SHARE ACTIVITY

Each Fund has an unlimited number of shares authorized with no par value. The following is a summary of capital share activity for the periods indicated:

SIX MONTHS ENDED DECEMBER 31, 1996

                                   SHARES            SHARES        SHARES          NET SHARE
          FUND                      SOLD           REINVESTED     REDEEMED         ACTIVITY
-----------------------------   -------------      ----------   -------------     -----------
Gold Shares .................   1,197,530,035       2,187,145   1,197,634,128       2,083,052
Global Resources ............       1,357,491         436,424       1,200,283         593,632
World Gold ..................      13,269,586         627,606      13,376,671         520,521
China Region Opportunity ....       2,065,222          14,132       1,321,567         757,787
Treasury Securities Cash ....   2,372,882,483       3,516,097   2,370,290,567       6,108,013
Government Securities Savings     309,297,198      16,062,114     264,732,373      60,626,939
Tax Free ....................         489,142          32,669         610,578         (88,767)
Near-Term Tax Free ..........         170,304          12,678         220,041         (37,059)
All American Equity .........         144,070          24,710         135,156          33,624
Income ......................          87,120         104,083         120,007          71,196
Real Estate .................       1,444,565          10,756         632,869         822,452
Intermediate Treasury .......          41,088           7,361         324,984        (276,535)

YEAR ENDED JUNE 30, 1996

                                   SHARES            SHARES        SHARES          NET SHARE
          FUND                      SOLD           REINVESTED     REDEEMED         ACTIVITY
-----------------------------   -------------      ----------   -------------     -----------
Gold Shares .................   2,035,370,163       2,107,294   2,052,468,648     (14,991,191)
Global Resources ............       1,290,538          40,623       1,540,513        (209,352)
World Gold ..................      33,665,564             -0-      33,367,372         298,192
China Region Opportunity ....       2,218,121          45,974       1,856,024         408,071
Treasury Securities Cash ....   4,914,471,458       7,356,337   4,923,359,484      (1,531,689)
Government Securities Savings     583,226,089      29,287,828     553,476,691      59,037,226
Tax Free ....................       1,120,663          64,582       1,074,406         110,839
Near-Term Tax Free ..........         263,905          24,065         338,499         (50,529)
All American Equity .........         302,225           8,612         285,028          25,809
Income ......................         355,655          26,224         499,325        (117,446)
Real Estate .................         563,985          31,601         782,228        (186,642)
Intermediate Treasury .......         341,329          22,776         439,792         (75,687)

NOTE 5 RISKS OF CONCENTRATIONS

The Gold Shares Fund has significant investments in South African issuers. The unstable political and social condition in South Africa may have disruptive effects on the market prices of investments held by the Fund.

The China Region Opportunity Fund may have elements of risk, not typically associated with investments in the United States, due to investments in foreign issuers located in a specific country or region. Such investments may subject the Fund to additional risks resulting from future political or economic conditions and the possible imposition of adverse governmental laws or currency exchange restrictions affecting such country or region.

--------------------------------------------------------------------------------

                           U.S. GLOBAL INVESTORS FUNDS
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


For a capital share outstanding during the six months ended
December 31, 1996 (unaudited) and each year ended June 30,

                                                                           U.S. GOLD SHARES FUND
                                              -------------------------------------------------------------------------------
                                                 12/96          1996          1995         1994         1993           1992
                                              -----------    ---------     ---------     ---------   -----------   ----------

NET ASSET VALUE, beginning of period .......  $      1.84   $     2.14    $     2.48    $     2.49  $       2.21  $      3.57
                                              -----------    ---------     ---------     ----------  -----------   ----------
INVESTMENT ACTIVITIES
Net investment income ......................          .02          .05            .06          .07           .04          .07
Net realized and unrealized gain (loss) ....         (.42)        (.30)          (.33)        (.02)          .29        (1.35)
                                              -----------    ---------     ---------     ---------   -----------   ----------
Total from investment activities ...........         (.40)        (.25)          (.27)         .05           .33        (1.28)
                                              -----------    ---------     ---------     ---------   -----------   ----------
DISTRIBUTIONS
From net investment income .................         (.03)        (.05)          (.06)        (.06)         (.04)        (.08)
In excess of net investment income .........           --           --           (.01)         --           (.01)         --
From net realized gains ....................           --           --            --           --            --           --
                                              -----------    ---------     -----------   ----------  -----------   ----------
Total distributions ........................         (.03)        (.05)          (.07)        (.06)         (.05)        (.08)
                                              -----------    ---------     -----------   ----------  -----------   ----------
NET ASSET VALUE, end of period .............  $      1.41  $      1.84    $      2.14   $     2.48  $       2.49  $      2.21
                                              ===========   ==========     ===========   ==========  ===========   ==========

TOTAL RETURN (excluding account fees) ......       (21.73)%     (11.73)%       (11.21)%       1.85%        16.70%      (36.45)%
Ratios to Average Net Assets (a):
Net investment income ......................         2.56%        1.81%          2.47%        2.61%         2.58%        2.52%
Total expenses .............................         1.76%        1.58%          1.47%        1.52%         1.95%        1.64%
Expenses reimbursed or offset ..............           --         (.04)%         (.05)%       (.06)%        (.07)%       (.10)%
Net expenses ...............................         1.76%        1.54%          1.42%        1.46%         1.88%        1.54%
Portfolio turnover rate ....................        11%          24%            33%          29%           20%          25%
Average commission rate paid ...............  $       .0416 $       .0523        N/A          N/A         N/A          N/A
Net assets, end of period (in thousands) ...  $120,558      $153,839       $211,171     $263,827     $299,808     $187,937

(a)  Ratios are annualized for periods of less than one year. Expenses reimbursed or offset reflect reductions to total expenses, as discussed in the notes to the  financial  statements.  These amounts would  decrease the net  investment  income ratio had such reductions not occurred.

--------------------------------------------------------------------------------

                           U.S. GLOBAL INVESTORS FUNDS
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


For a capital share outstanding during the six months ended
December 31, 1996 (unaudited) and each year ended June 30,

                                                                           U.S. GLOBAL RESOURCES FUND
                                                    ------------------------------------------------------------------------
                                                       12/96        1996        1995         1994         1993       1992
                                                    -----------  ---------  -----------   ---------   ----------  ----------

NET ASSET VALUE, beginning of period ............   $     6.98   $    5.76  $      5.74  $     6.10   $     5.78  $     5.76
                                                    -----------  ---------   ----------   ---------   ----------   ---------
INVESTMENT ACTIVITIES
   Net investment income ........................         (.02)      (.01)         (.03)       (.02)         .01         .00
   Net realized and unrealized gain (loss) ......         1.06       1.31           .36        (.18)         .35         .25
                                                    -----------  ---------   ----------   ---------   ----------   ---------
Total from investment activities ................         1.04       1.30           .33        (.20)         .36         .25
                                                    -----------  ---------   ----------   ---------   ----------   ---------
DISTRIBUTIONS
  From net investment income ....................         (.04)        --            --          --         (.01)       (.07)
  In excess of net investment income ............           --       (.01)           --        (.01)        (.03)        --
  From net realized gain ........................         (.90)      (.07)           --        (.15)         --         (.16)
  In excess of net realized gain ................           --         --          (.31)         --          --          --
                                                    -----------  ---------   ----------   ---------   ----------   ---------
Total distributions .............................         (.94)      (.08)         (.31)       (.16)        (.04)       (.23)
                                                    -----------  ---------   ----------   ---------   ----------   ---------
NET ASSET VALUE, end of period ..................   $     7.08   $    6.98  $      5.76  $     5.74   $     6.10  $     5.78
                                                    ===========  =========   ==========   =========   ==========   =========

TOTAL RETURN (excluding account fees) ...........        14.90%     22.80%         5.94%      (3.73)%       6.46%       4.31%
Ratios to Average Net Assets (a):
          Net investment income .................         (.45)%     (.13)%        (.60)%      (.34)%        .17%        .61%
          Total expenses ........................         2.40%      2.58%         2.51%       2.44%        2.48%       2.34%
          Expenses reimbursed or offset .........         (.04)%     (.01)%        (.02)%      (.01)%       (.02)%      (.01)%
          Net expenses ..........................         2.36%      2.57%         2.49%       2.43%        2.46%       2.33%
Portfolio turnover rate .........................        23%        117%          50%         58%         120%         55%
Average commission rate paid ....................   $      .0129       .0306     N/A         N/A          N/A          N/A
Net assets, end of period (in thousands) ........   $29,067      $ 24,534    $21,452     $21,620      $23,939     $25,384

(a)  Ratios are annualized for periods of less than one year. Expenses reimbursed or offset reflect reductions to total expenses, as discussed in the notes to the  financial  statements.  These amounts would  decrease the net  investment  income ratio had such reductions not occurred.

--------------------------------------------------------------------------------


                           U.S. GLOBAL INVESTORS FUNDS
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For a capital share outstanding during the six months ended
December 31, 1996 (unaudited) and each year ended June 30,


                                                                          U.S. WORLD GOLD FUND
                                             ---------------------------------------------------------------------------------------
                                                 12/96          1996           1995            1994           1993         1992
                                             ------------   -----------    ------------   -------------   -----------  -----------
NET ASSET VALUE, beginning of period ....... $     21.12    $     15.81    $      15.63   $       14.59   $      9.51  $     10.04
                                             ------------   -----------     -----------    ------------   -----------   ----------
INVESTMENT ACTIVITIES
   Net investment income ...................        (.08)          (.08)           (.12)           (.09)         (.12)        (.13)
   Net realized and unrealized gain (loss)..        (.76)          5.39             .33            1.13          5.20         (.40)
                                             ------------   -----------     -----------    ------------   -----------   ----------
Total from investment activities ...........        (.84)          5.31             .21            1.04          5.08         (.53)
                                             ------------   -----------     -----------    ------------   -----------   ----------
DISTRIBUTIONS
  From net investment income ...............       (1.11)            --              --              --            --           --
  In excess of net investment income .......          --             --            (.03)             --            --           --
  From net realized gains ..................          --             --              --              --            --           --
                                             -----------    -----------     -----------     -----------   -----------
Total distributions ........................       (1.11)            --            (.03)             --            --           --
                                             ------------   -----------     -----------     -----------   -----------   ---------
NET ASSET VALUE, end of period ............. $     19.17    $     21.12    $      15.81     $     15.63   $     14.59  $      9.51
                                             ============   ===========     ===========     ===========   ===========   ==========

TOTAL RETURN (excluding account fees) ......       (3.98)%        33.59%           1.36%           7.13%        53.58%       (5.37)%
Ratios to Average Net Assets (a):
   Net investment income ...................        (.77)%         (.40)%          (.66)%          (.66)%       (1.15)%      (1.18)%
   Total expenses ..........................        1.48%          1.53%           1.58%           1.57%         2.06%        2.20%
   Expenses reimbursed or offset ...........          --           (.02)%          (.03)%          (.04)%        (.06)%         --
   Net expenses ............................        1.48%          1.51%           1.55%           1.53%         2.00%        2.20%
Portfolio turnover rate ....................         .18%         26%             28%             20%           26%          47%
Average commission rate paid ............... $       .0212  $       .0202          N/A            N/A          N/A          N/A
Net assets, end of period (in thousands) ... $235,705       $248,781        $181,473         $202,819     $109,805      $57,942

(a)  Ratios are annualized for periods of less than one year. Expenses reimbursed or offset reflect reductions to total expenses, as discussed in the notes to the  financial  statements.  These amounts would  decrease the net  investment  income ratio had such reductions not occurred.

-------------------------------------------------------------------------------

                           U.S. GLOBAL INVESTORS FUNDS
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


For a capital share outstanding during the six months ended
December 31, 1996 (unaudited) and each year ended June 30,

                                                                    CHINA REGION OPPORTUNITY FUND
                                                    -------------------------------------------------------
                                                      12/96           1996           1995           1994*
                                                    ----------     ----------     ----------     ----------
NET ASSET VALUE, beginning of period .....          $     6.43     $     6.67     $     7.75     $    10.00
                                                    ----------     ----------     ----------     ----------
INVESTMENT ACTIVITIES
   Net investment income .................                 .03            .08            .10            .04
   Net realized and unrealized gain (loss)                1.11           (.21)         (1.09)         (2.25)
                                                    ----------     ----------     ----------     ----------
Total from investment activities .........                1.14           (.13)          (.99)         (2.21)
                                                    ----------     ----------     ----------     ----------
DISTRIBUTIONS
  From net investment income .............                (.03)          (.08)          (.09)          (.04)
  In excess of net investment income .....                  --           (.02)            --             --
  From net realized gains ................                  --             --             --             --
                                                    ----------     ----------     ----------     ----------
Total distributions ......................                (.03)          (.10)          (.09)          (.04)
                                                    ----------     ----------     ----------     ----------
NET ASSET VALUE, end of period ...........          $     7.54     $     6.44     $     6.67     $     7.75
                                                    ==========     ==========     ==========     ==========

TOTAL RETURN (excluding account fees) ....               11.73%         (2.07)%       (12.79)%       (22.11)%
Ratios to Average Net Assets (a):
   Net investment income .................                 .87%          1.24%          1.53%          1.51%
   Total expenses ........................                2.55%          2.60%          2.51%          3.10%
   Expenses reimbursed or offset .........                (.30)%         (.45)%         (.60)%        (1.48)%
   Net expenses ..........................                2.25%          2.15%          1.95%          1.62%
Portfolio turnover rate ..................               13%            37%            54%            13%
Average commission rate paid .............          $      .0038   $      .0028       N/A             N/A
Net assets, end of period (in thousands) .          $30,295        $20,967        $19,022         $7,655

*From January 10, 1994 (commencement of operations).
(a)  Ratios are annualized for periods of less than one year. Expenses reimbursed or offset reflect reductions to total expenses, as discussed in the notes to the  financial  statements.  These amounts would  decrease the net  investment  income ratio had such reductions not occurred.

--------------------------------------------------------------------------------

                           U.S. GLOBAL INVESTORS FUNDS
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For a capital share outstanding during the six months ended
December 31, 1996 (unaudited) and each year ended June 30,

                                                      U.S. TREASURY SECURITIES CASH FUND
                                             ------------------------------------------------------------------------------
                                                12/96         1996         1995          1994         1993          1992
                                             -----------  -----------   -----------   ----------   ----------   -----------
NET ASSET VALUE, beginning of period .....   $      1.00  $       1.00  $      1.00  $      1.00  $      1.00  $       1.00
                                             -----------  ------------   ----------   ----------   ----------   -----------
INVESTMENT ACTIVITIES
   Net investment income .................           .02           .04          .04          .02          .02           .04
   Net realized and unrealized gain (loss)            --            --           --           --           --            --
                                             -----------   -----------   ----------   ----------   ----------   -----------
Total from investment activities .........           .02           .04          .04          .02          .02           .04
                                             -----------   -----------   ----------   ----------   ----------   -----------
DISTRIBUTIONS
  From net investment income .............          (.02)         (.04)        (.04)        (.02)        (.02)         (.04)
  From net realized gains ................            --            --           --           --           --            --
                                             -----------   -----------   ----------   ----------   ----------   -----------
Total distributions ......................          (.02)         (.04)        (.04)        (.02)        (.02)         (.04)
                                             -----------   -----------   ----------   ----------   ----------   -----------
NET ASSET VALUE, end of period ...........   $      1.00   $      1.00  $      1.00  $      1.00  $      1.00  $       1.00
                                             ===========   ===========   ==========   ==========   ==========   ===========

TOTAL RETURN (excluding account fees) ....          2.19%         4.54%        4.43%        2.38%        2.46%         4.33%
Ratios to Average Net Assets (a):
  Net investment income ..................          4.30%         4.42%        4.32%        2.38%        2.41%         4.30%
  Total expenses .........................          1.02%         1.03%         .97%         .96%        1.14%         1.11%
  Expenses reimbursed or offset ..........          (.02)%          --           --         (.03)%       (.15)%        (.23)%
  Net expenses ...........................          1.00%         1.03%         .97%         .93%         .99%          .88%
Net assets, end of period (in thousands) .   $194,952      $188,844     $190,373     $164,708      $142,888     $150,192

(a)  Ratios are annualized for periods of less than one year. Expenses reimbursed or offset reflect reductions to total expenses, as discussed in the notes to the  financial  statements.  These amounts would  decrease the net  investment  income ratio had such reductions not occurred.

--------------------------------------------------------------------------------

                           U.S. GLOBAL INVESTORS FUNDS
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For a capital share outstanding during the six months ended
December 31, 1996 (unaudited) and each year ended June 30,

                                                                 U.S. GOVERNMENT SECURITIES SAVINGS FUND
                                            ----------------------------------------------------------------------------------------
                                                12/96        1996          1995           1994         1993          1992
                                             -----------  -----------   ----------     -----------  -----------   ----------

NET ASSET VALUE, beginning of period .....   $      1.00  $      1.00  $      1.00     $      1.00  $      1.00  $      1.00
                                             -----------   ----------   ----------      ----------   ----------   ----------
INVESTMENT ACTIVITIES
   Net investment income .................           .03          .05          .05             .03          .04          .05
   Net realized and unrealized gain (loss)           --           --          (.01)            --           --           --
                                             -----------   ----------   ----------      ----------   ----------   ----------
Total from investment activities .........           .03          .05          .04             .03          .04          .05
                                             -----------   ----------   ----------      ----------   ----------   ----------
DISTRIBUTIONS
  From net investment income .............          (.03)        (.05)        (.05)           (.03)        (.04)        (.05)
  From net realized gains ................           --           --           --              --           --           --
                                             -----------   ----------   ----------      ----------   ----------   ----------
Total distributions ......................          (.03)        (.05)        (.05)           (.03)        (.04)        (.05)
                                             -----------   ----------   ----------      ----------   ----------   ----------
Capital contribution by manager ..........           --           --           .01             --           --           --
                                             -----------   ----------   ----------      ----------   ----------   ----------
NET ASSET VALUE, end of period ...........   $      1.00  $      1.00  $      1.00     $      1.00  $      1.00  $      1.00
                                             ===========   ==========   ==========      ==========   ==========   ==========

TOTAL RETURN (excluding account fees) ....          2.60%        5.34%        5.09%(b)        3.34%        3.79%        5.30%
Ratios to Average Net Assets (a):
   Net investment income .................          4.94%        5.28%        5.03%           3.34%        3.61%        5.02%
   Total expenses ........................          0.65%         .71%         .68%            .71%         .81%        1.04%
   Expenses reimbursed or offset .........         (0.41)%       (.45)%       (.45)%          (.55)%       (.62)%      (1.04)%
   Net expenses ..........................          0.24          .26%         .23%            .16%         .19%          --
Net assets, end of period (in thousands) .   $649,036     $588,409     $529,372        $610,229     $445,418     $117,092

(a)  Ratios are annualized for periods of less than one year. Expenses reimbursed or offset reflect reductions to total expenses, as discussed in the notes to the  financial  statements.  These amounts would  decrease the net  investment  income ratio had such reductions not occurred.
(b)  Total return  includes the effect of a voluntary  capital  contribution  by the Manager;  otherwise  the return would have been
     4.19%.

------------------------------------------------------------------------------------------------------------------------------------
                                                                 97


                                                     U.S. GLOBAL INVESTORS FUNDS
                                                        FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------

For a capital share outstanding during the six months ended
December 31, 1996 (unaudited) and each year ended June 30,
                                                                           U.S. TAX FREE FUND
                                             ---------------------------------------------------------------------------------------
                                                12/96        1996         1995       1994        1993        1992
                                             -----------  ----------   ---------   ---------  ----------   --------

NET ASSET VALUE, beginning of period .....   $    11.58   $    11.55  $    11.40  $    12.16  $    11.69  $   11.31
                                             ----------   ----------   ---------   ---------   ---------   --------
INVESTMENT ACTIVITIES
   Net investment income .................          .29          .59         .64         .67         .66        .62
   Net realized and unrealized gain (loss)          .20          .01         .18        (.56)        .47        .59
                                             ----------   ----------   ---------   ---------   ---------   --------
Total from investment activities .........          .49          .60         .82         .11        1.13       1.21
                                             ----------   ----------   ---------   ---------   ---------   --------
DISTRIBUTIONS
  From net investment income - tax exempt          (.27)        (.55)       (.62)       (.59)       (.63)      (.62)
  From net investment income - taxable ...         (.02)        (.02)       (.02)       (.09)         --         --
  In excess of net investment income .....           --           --        (.03)       (.06)         --         --
  From net realized gain .................           --           --          --        (.06)       (.03)      (.21)
  In excess of realized gains ............           --           --          --        (.07)         --         --
                                             ----------   ----------   ---------   ---------   ---------   --------
Total distributions ......................         (.29)        (.57)       (.67)       (.87)       (.66)      (.83)
                                             ----------   ----------   ---------   ---------   ---------   --------
NET ASSET VALUE, end of period ...........   $    11.78  $     11.58  $    11.55  $    11.40  $    12.16  $   11.69
                                             ==========   ==========   =========   =========   =========   ========

TOTAL RETURN (excluding account fees) ....         4.27%        5.25%       7.51%        .75%       9.97%     11.02%
Ratios to Average Net Assets (a):
  Net investment income ..................         4.99%        5.06%       5.62%       5.68%       5.48%      5.38%
  Total expenses .........................         1.48%        1.44%       1.49%       1.46%       1.53%      1.73%
  Expenses reimbursed or offset ..........        (1.08)%      (1.08)%     (1.27)%     (1.46)%     (1.21)%     (.46)%
  Net expenses ...........................          .40%         .36%        .22%         --         .32%      1.27%
Portfolio turnover rate ..................        37%          69%         22%         51%         94%        70%
Net assets, end of period (in thousands) .   $19,245      $19,949     $18,613     $18,656     $17,192     $7,790

(a) Ratios are annualized for periods of less than one year. Expenses reimbursed or offset reflect reductions to total expenses,  as discussed in the notes to the  financial  statements.  These  amounts would  decrease the net  investment  income ratio had such reductions not occurred.

-------------------------------------------------------------------------------


                           U.S. GLOBAL INVESTORS FUNDS
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For a capital share outstanding during the six months ended
December 31, 1996 (unaudited) and each year ended June 30,

                                                     UNITED SERVICES NEAR-TERM TAX FREE FUND
                                             -----------------------------------------------------------------------
                                                12/96       1996        1995        1994         1993         1992
                                             ---------  -----------   --------   ----------  ------------   --------

NET ASSET VALUE, beginning of period .....   $   10.38  $     10.47  $   10.39  $     10.74  $   10.42     $    9.88
                                             ---------   ----------   --------   ----------   -----------   --------
INVESTMENT ACTIVITIES
   Net investment income .................         .25          .47        .45          .43           .61        .62
   Net realized and unrealized gain (loss)         .08         (.09)       .06         (.21)          .31        .56
                                             ---------   ----------   --------   ----------   -----------   --------
Total from investment activities .........         .33          .38        .51          .22           .92       1.18
                                             ---------   ----------   --------   ----------   -----------   --------
DISTRIBUTIONS
  From net investment income - tax exempt         (.23)        (.39)      (.43)        (.35)         (.59)      (.62)
  From net investment income - taxable ...        (.02)        (.08)        --         (.09)           --         --
  In excess of net investment income .....          --           --         --         (.07)           --         --
  From net realized gain .................          --           --         --           --          (.01)      (.02)
  In excess of realized gains ............          --           --         --         (.06)           --         --
                                             ---------   ----------   --------   ----------   -----------   --------
Total distributions ......................        (.25)        (.47)      (.43)        (.57)         (.60)      (.64)
                                             ---------   ----------   --------   ----------   -----------   --------
NET ASSET VALUE, end of period ...........   $   10.46  $     10.38  $   10.47  $     10.39  $      10.74  $   10.42
                                             =========   ==========   ========   ==========   ===========   ========

TOTAL RETURN (excluding account fees) ....        3.21%        3.68%      5.02%        2.03%         9.10%     12.25%
Ratios to Average Net Assets (a):
   Net investment income .................        4.76%        4.41%      4.25%        4.34%         5.73%      6.30%
   Total expenses ........................        1.98%        1.75%      1.62%        1.80%         2.55%      3.02%
   Expenses reimbursed or offset .........       (1.58)%      (1.23)%    (1.42)%      (1.80)%       (2.55)%    (3.02)%
   Net expenses ..........................       40%            .52%       .20%          --            --         --
Portfolio turnover rate ..................       15%          83%        53%          69%          140%        45%
Net assets, end of period (in thousands) .   $6,192       $6,545     $7,128       $9,190        $1,775     $1,309

(a) Ratios are annualized for periods of less than one year. Expenses reimbursed or offset reflect reductions to total expenses,  as discussed in the notes to the  financial  statements.  These  amounts would  decrease the net  investment  income ratio had such reductions not occurred.

--------------------------------------------------------------------------------


                           U.S. GLOBAL INVESTORS FUNDS
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


For a capital share outstanding during the six months ended
December 31, 1996 (unaudited) and each year ended June 30,

                                                              U.S. ALL AMERICAN EQUITY FUND
                                             ---------------------------------------------------------------------------------------
                                                12/96         1996            1995           1994           1993           1992
                                             -----------    ----------     ----------    -----------     ----------     ----------

NET ASSET VALUE, beginning of period .....   $    24.55     $    20.08     $    19.52    $     20.60      $   18.79     $    17.12
                                             ----------     ----------     ----------    -----------      ---------     ----------
INVESTMENT ACTIVITIES
   Net investment income .................          .21            .41            .44            .44            .36            .17
   Net realized and unrealized gain (loss)         2.37           4.44           2.68           (.75)          1.91           1.62
                                             ----------     ----------     ----------    -----------      ---------     ----------
Total from investment activities .........         2.58           4.85           3.12           (.31)          2.27           1.79
                                             ----------     ----------     ----------    ------------     ---------     ----------
DISTRIBUTIONS
  From net investment income .............         (.25)          (.38)          (.39)          (.44)          (.37)          (.12)
  In excess of net investment income .....           --             --             --           (.02)          (.09)            --
  From net realized gain .................         (.80)            --             --           (.31)            --             --
  In excess of net realized gain .........           --             --          (2.17)            --             --             --
                                             ----------     ----------     ----------    ------------     ---------     ----------
Total distributions ......................        (1.05)          (.38)         (2.56)          (.77)          (.46)          (.12)
                                             ----------     ----------     ----------    ------------     ---------     ----------
NET ASSET VALUE, end of period ...........   $    26.08     $    24.55     $    20.08    $     19.52      $   20.60     $    18.79
                                             ==========     ==========     ==========    ===========      =========     ==========

TOTAL RETURN (excluding account fees) ....        10.54%         24.31%         17.98%         (1.67)%       12.15%          10.51%
Ratios to Average Net Assets (a):
  Net investment income ..................         1.69%          1.84%          2.33%          2.11%         1.86%            .78%
  Total expenses .........................         1.90%          1.90%          2.17%          2.08%         1.75%           2.03%
  Expenses reimbursed or offset ..........        (1.21)%        (1.22)%        (1.47)%        (1.47)%        (.72)%            --
  Net expenses ...........................        69%              .68%           .70%           .61%         1.03%           2.03%
Portfolio turnover rate ..................         4%            16%            97%           117%           12%             35%
Average commission rate paid .............   $      .1016   $      .1000       N/A            N/A            N/A             N/A
Net assets, end of period (in thousands) .   $17,050        $15,220        $11,931        $10,227        $12,331        $11,825

(a) Ratios are annualized for periods of less than one year. Expenses reimbursed or offset reflect reductions to total expenses,  as discussed in the notes to the  financial  statements.  These  amounts would  decrease the net  investment  income ratio had such reductions not occurred.

--------------------------------------------------------------------------------


                           U.S. GLOBAL INVESTORS FUNDS
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


For a capital share outstanding during the six months ended
December 31, 1996 (unaudited) and each year ended June 30,

                                                                    U.S. INCOME FUND
                                             ---------------------------------------------------------------------------------------
                                               12/96           1996            1995          1994        1993        1992
                                             ---------      ---------       ---------     ----------  ----------   ---------

NET ASSET VALUE, beginning of period .....   $   14.94      $   13.35       $   12.57     $    14.06  $    12.65  $   11.32
                                             ---------      ---------        --------       --------   ---------   --------
INVESTMENT ACTIVITIES
Net investment income ....................         .18            .35             .35            .31         .30        .29
Net realized and unrealized gain (loss) ..         .62           1.84             .79          (1.06)       2.19       1.40
                                             ---------      ---------        --------      ---------   ---------   --------
Total from investment activities .........         .80           2.19            1.14           (.75)       2.49       1.69
                                             ---------      ---------        --------      ---------   ---------   --------
DISTRIBUTIONS
From net investment income ...............        (.14)          (.35)           (.34)          (.31)       (.27)      (.35)
In excess of net investment income .......          --             --              --           (.03)         --         --
From net realized gain ...................       (2.26)          (.25)           (.02)          (.01)       (.79)      (.01)
In excess of net realized gain ...........          --             --              --           (.39)       (.02)        --
                                             ---------      ---------        --------      ---------   ---------   --------
Total distributions ......................       (2.40)          (.60)           (.36)          (.74)      (1.08)      (.36)
                                             ---------      ---------        --------      ---------   ---------   --------
NET ASSET VALUE, end of period ...........   $   13.34      $   14.94       $   13.35     $    12.57  $    14.06  $   12.65
                                             =========      =========        ========      =========   =========   ========

TOTAL RETURN (excluding account fees) ....        5.40%         16.60%           9.31%         (5.83)%     20.68%     15.02%
Ratios to Average Net Assets (a):
Net investment income ....................        2.52%          2.45%           2.59%          2.27%       2.34%      2.47%
Total expenses ...........................        2.24%          2.10%           2.01%          1.79%       1.88%      1.95%
Expenses reimbursed or offset ............        (.04)%         (.02)%          (.03)%         (.05)%      (.05)%       --
Net expenses .............................        2.20%          2.08%           1.98%          1.74%       1.83%      1.95%
Portfolio turnover rate ..................       43%            51%              7%             7%         44%        76%
Average commission rate paid .............   $     .0982    $     .0941        N/A            N/A         N/A         N/A
Net assets, end of period (in thousands) .   $9,608         $9,698          $10,230       $11,865     $11,009     $7,845

(a)  Ratios are annualized for periods of less than one year. Expenses reimbursed or offset reflect reductions to total expenses, as discussed in the notes to the  financial  statements.  These amounts would  decrease the net  investment  income ratio had such reductions not occurred.

--------------------------------------------------------------------------------


                           U.S. GLOBAL INVESTORS FUNDS
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


For a capital share outstanding during the six months ended
December 31, 1996 (unaudited) and each year ended June 30,

                                                                         U.S. REAL ESTATE FUND
                                           ---------------------------------------------------------------------------------------
                                              12/96          1996           1995           1994           1993            1992
                                           ----------     ---------      ---------      ----------     ----------     ----------

NET ASSET VALUE, beginning of period ....  $    10.97     $    9.80      $    9.86      $    10.96     $    10.17     $     8.83
                                           ----------     ---------      ---------      ----------     ----------     ----------
INVESTMENT ACTIVITIES
  Net investment income .................         .19           .42            .23             .22            .17            .29
  Net realized and unrealized gain (loss)        2.62          1.27           (.13)          (1.05)           .79           1.38
                                           ----------     ---------      ---------      ----------     ----------     ----------
Total from investment activities ........        2.81          1.69            .10            (.83)           .96           1.67
                                           ----------     ---------      ---------      ----------     ----------     ----------
DISTRIBUTIONS
  From net investment income ............        (.11)         (.39)          (.16)           (.22)          (.17)          (.33)
  In excess of net investment income ....         --            --             --             (.02)           --             --
  From net realized gain ................         --            --             --              --             --             --
  Tax return of capital distributions ...         --           (.13)           --             (.03)           --             --
                                           ----------     ---------      ---------      ----------     ----------     ----------
Total distributions .....................        (.11)         (.52)          (.16)           (.27)          (.17)          (.33)
                                           ----------     ---------      ---------      ----------     ----------     ----------
NET ASSET VALUE, end of period ..........  $    13.67     $   10.97      $    9.80      $     9.86     $    10.96     $    10.17
                                           ==========     =========      =========      ==========     ==========     ==========

TOTAL RETURN (excluding account fees) ...       26.44%        17.34%          1.09%          (7.70)%         9.45%         18.70%
Ratios to Average Net Assets (a):
  Net investment income .................        4.74%         3.63%          2.22%           1.96%          1.55%          3.17%
  Total expenses ........................        2.01%         2.27%          1.95%           1.62%          1.42%          1.63%
  Expenses reimbursed or offset .........        (.07)%        (.01)%         (.03)%          (.03)%         (.02)%          --
  Net expenses ..........................        1.94%         2.26%          1.92%           1.59%          1.40%          1.63%
Portfolio turnover rate .................       35%          108%            48%            145%           187%           103%
Average commission rate paid ............  $      .0858   $     .0925       N/A             N/A            N/A            N/A
Net assets, end of period (in thousands)   $21,482        $8,220         $9,169         $14,597        $19,780        $21,514

(a)  Ratios are annualized for periods of less than one year. Expenses reimbursed or offset reflect reductions to total expenses, as discussed in the notes to the  financial  statements.  These amounts would  decrease the net  investment  income ratio had such reductions not occurred.

--------------------------------------------------------------------------------


                           U.S. GLOBAL INVESTORS FUNDS
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


For a capital share outstanding during the six months ended
December 31, 1996 (unaudited) and each year ended June 30,

                                                             UNITED SERVICES INTERMEDIATE TREASURY FUND
                                           ---------------------------------------------------------------------------------------
                                               12/96           1996           1995          1994           1993            1992*
                                           -------------  -------------  -------------  -------------  -------------   -----------

NET ASSET VALUE, beginning of period ..... $       10.08  $       10.47  $       10.16  $       11.21  $       10.26  $      10.00
                                           -------------  -------------  -------------  -------------  -------------  ------------
INVESTMENT ACTIVITIES
  Net investment income ..................           .43            .67            .66            .64            .60           .05
  Net realized and unrealized gain (loss)           (.03)          (.39)           .27           (.91)           .90           .26
                                           -------------  -------------  -------------  -------------  -------------  ------------
Total from investment activities .........          (.40)           .28            .93           (.27)          1.50           .31
                                           -------------  -------------  -------------  -------------  -------------  ------------
DISTRIBUTIONS
  From net investment income .............          (.43)          (.67)          (.62)          (.64)          (.49)         (.05)
  In excess of net investment income .....            --             --             --           (.12)          (.02)           --
  From net realized gain .................            --             --             --             --           (.04)           --
  Tax return of capital distributions ....            --             --             --           (.02)            --            --
                                           -------------  -------------  -------------  -------------  -------------  ------------
Total distributions ......................          (.43)          (.67)          (.62)          (.78)          (.55)         (.05)
                                           -------------  -------------  -------------  -------------  -------------  ------------
NET ASSET VALUE, end of period ........... $       10.05  $       10.08  $       10.47  $       10.16  $       11.21  $      10.26
                                           =============  =============  =============  =============  =============  ============

TOTAL RETURN (excluding account fees) ....          4.01%          2.48%          9.62%         (2.68)%        14.96%        22.49%
Ratios to Average Net Assets (a):
  Net investment income ..................          5.68%          6.15%          6.49%          5.99%          5.44%         6.14%
  Total expenses .........................          3.29%          2.36%          2.25%          2.18%          2.20%         3.34%
  Expenses reimbursed or offset ..........         (2.89)%        (1.93)%        (2.05)%        (2.18)%        (1.56)%       (2.68)%
  Net expenses ...........................         40%              .43%           .20%            --            .64%          .66%
Portfolio turnover rate ..................         --            595%           152%            93%           207%          554%
Net assets, end of period (in thousands) . $      855     $    3,645     $    4,580     $    4,340     $    4,581     $   1,078

*From May 8, 1992 (commencement of operations).
(a)  Ratios are annualized for periods of less than one year. Expenses reimbursed or offset reflect reductions to total expenses, as discussed in the notes to the  financial  statements.  These amounts would  decrease the net  investment  income ratio had such reductions not occurred.

--------------------------------------------------------------------------------

[INSERT:  POSTCARD SIDE 1]

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[GRAPHIC:  PICTURE OF THE COVER OF THE UNITED SERVICES NEAR-TERM TAX FREE FUND]
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[GRAPHIC:  PICTURE OF THE COVER OF THE U.S. ALL AMERICAN EQUITY FUND]
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[INSERT:  POSTCARD SIDE 2]

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